UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. One New York Plaza New York, New York 10004	Copies to: Jack W. Murphy, Esq. Dechert LLP 1775 I Street, NW Washington, DC 20006

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2009

Item 1. Schedule of Investments.

GOLDMAN SACHS ENHANCED INCOME FUND
Schedule of Investments
June 30, 2009 (Unaudited)

Principal	Interest		Maturity
Amount	Rate		Date	Value
Corporate Bonds — 22.3%
Banks — 3.7%
AmSouth Bank NA
$775,000	4.850%		04/01/13	$658,518
Bank of America Corp.
975,000	7.400		01/15/11	1,000,910
Bear Stearns & Co., Inc.
2,000,000	1.392	(a)	07/16/09	2,000,696
3,000,000	1.241	(a)	10/22/10	2,977,584
4,025,000	6.950		08/10/12	4,374,587
Citigroup, Inc.
325,000	5.250		02/27/12	312,409
JPMorgan Chase & Co.
1,550,000	7.875		06/15/10	1,614,655
Keybank National Association
450,000	7.300		05/01/11	459,984
National Australia Bank Ltd.(b)
875,000	8.600		05/19/10	923,781
The Charles Schwab Corp.
1,075,000	4.950		06/01/14	1,093,463
US Bank NA
1,875,000	6.375		08/01/11	2,010,431
Wachovia Corp.
4,350,000	5.500		05/01/13	4,498,038
Wells Fargo Bank NA
525,000	7.550		06/21/10	550,500

				22,475,556

Brokerage — 0.4%
Credit Suisse First Boston Mortgage Securities, Inc.
250,000	4.125		01/15/10	253,032
Morgan Stanley & Co.
1,350,000	5.050		01/21/11	1,378,159
850,000	6.000		05/13/14	860,598

				2,491,789

Principal	Interest		Maturity
Amount	Rate		Date	Value
Corporate Bonds — (continued)
Captive Financial — 0.2%
American Express Centurion
$623,000	5.200%		11/26/10	$634,193
Caterpillar Financial Services Corp.
725,000	4.850		12/07/12	757,479

				1,391,672

Construction Machinery — 0.4%
John Deere Capital Corp.
2,000,000	5.400		04/07/10	2,065,014

Electric — 0.8%
Pacific Gas & Electric Co.
2,850,000	1.598	(a)	06/10/10	2,864,073
725,000	4.200	(b)	03/01/11	748,140
Public Service Co. of Colorado(b)
475,000	7.875		10/01/12	550,300
Southern Co.(b)
875,000	4.150		05/15/14	878,481

				5,040,994

Energy — 1.1%
Conoco Funding Co.(b)
1,375,000	6.350		10/15/11	1,500,649
ConocoPhillips
1,200,000	9.375		02/15/11	1,325,719
ConocoPhillips Canada Funding Co. I(b)
1,000,000	5.300		04/15/12	1,065,001
EnCana Corp.(b)
1,525,000	6.300		11/01/11	1,637,541
625,000	4.750		10/15/13	630,056
StatoilHydro ASA(b)
650,000	3.875		04/15/14	659,233

				6,818,199

Food and Beverage(b) — 0.7%
Kellogg Co.
575,000	6.600		04/01/11	616,085
3,200,000	5.125		12/03/12	3,420,688

				4,036,773

Health Care Services(b) — 0.3%
UnitedHealth Group, Inc.
1,400,000	5.125		11/15/10	1,448,761

Life Insurance — 2.7%
AXA Financial, Inc.(b)
2,125,000	7.750		08/01/10	2,188,750
ING Security Life Institutional Funding(c)
2,500,000	4.250		01/15/10	2,443,505
Metropolitan Life Global Funding I(c)
3,400,000	5.125		11/09/11	3,531,342
Monumental Global Funding II(c)
750,000	4.375		07/30/09	749,981
Nationwide Life Global Funding I(c)
1,175,000	5.450		10/02/12	1,172,180

GOLDMAN SACHS ENHANCED INCOME FUND
Schedule of Investments (continued)
June 30, 2009 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Bonds — (continued)
Life Insurance — (continued)
Principal Financial Group Australia(b)(c)
$550,000	8.200%	08/15/09	$552,249
Prudential Financial, Inc.
3,625,000	5.800	06/15/12	3,632,123
TIAA Global Markets, Inc.(b)(c)
1,900,000	5.125	10/10/12	1,987,132

			16,257,262

Media(b) — 0.2%
The Walt Disney Co.
1,100,000	4.700	12/01/12	1,181,897

Noncaptive — Financial — 1.6%
American General Finance Corp.
1,500,000	4.875	05/15/10	1,275,000
1,000,000	4.000	03/15/11	667,500
Countrywide Home Loans, Inc.
1,025,000	4.000	03/22/11	1,019,875
General Electric Capital Corp.
550,000	4.125	09/01/09	553,044
1,400,000	5.200	02/01/11	1,440,645
HSBC Finance Corp.(a)
450,000	1.166	08/09/11	407,251
1,350,000	1.457	07/19/12	1,193,246
1,025,000	0.979	09/14/12	901,685
John Deere Capital Corp.
1,775,000	5.250	10/01/12	1,874,954

			9,333,200

Pharmaceuticals(b) — 1.2%
GlaxoSmithKline Capital, Inc.
1,375,000	4.850	05/15/13	1,438,309
Merck & Co., Inc.
2,550,000	1.875	06/30/11	2,553,261
Roche Holdings, Inc.(c)
3,250,000	4.500	03/01/12	3,416,709

			7,408,279

Pipelines — 0.2%
TransCanada Pipelines Ltd.
1,200,000	8.625	05/15/12	1,359,793

Property/Casualty Insurance(b) — 0.1%
The Chubb Corp.
450,000	6.000	11/15/11	481,104

Real Estate Investment Trust(b) — 0.8%
Simon Property Group LP
1,522,000	4.875	03/18/10	1,532,736
1,325,000	5.000	03/01/12	1,320,840

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Bonds — (continued)
Real Estate Investment Trust(b) — (continued)
Westfield Capital Corp. Ltd.(c)
$1,825,000	4.375%	11/15/10	$1,786,255

			4,639,831

Retailers — 0.4%
Wal-Mart Stores, Inc.
2,400,000	3.200	05/15/14	2,380,313

Software — 0.5%
Microsoft Corp.
2,800,000	2.950	06/01/14	2,779,686

Technology(b) — 2.0%
Dell, Inc.
1,425,000	3.375	06/15/12	1,450,562
Hewlett-Packard Co.
1,600,000	2.250	05/27/11	1,604,874
2,725,000	4.250	02/24/12	2,844,191
International Business Machines Corp.
700,000	6.500	10/15/13	782,369
Oracle Corp.
5,050,000	4.950	04/15/13	5,288,138

			11,970,134

Tobacco — 0.8%
Philip Morris International, Inc.
4,775,000	4.875	05/16/13	5,010,823

Wireless Telecommunications — 2.0%
New Cingular Wireless Services, Inc.(b)
2,150,000	7.875	03/01/11	2,318,700
Verizon Wireless Capital LLC(c)
4,500,000	3.750	05/20/11	4,592,128
2,025,000	5.250 (b)	02/01/12	2,135,689
Vodafone Group PLC(b)
575,000	7.750	02/15/10	594,441
1,500,000	5.350	02/27/12	1,580,753
950,000	5.000	12/16/13	985,254

			12,206,965

Wirelines Telecommunications — 2.2%
AT&T, Inc.(b)
1,375,000	4.125	09/15/09	1,384,070
950,000	6.250	03/15/11	1,006,639
Deutsche Telekom International Finance BV
1,500,000	8.500	06/15/10	1,577,498
France Telecom SA(b)
5,175,000	7.750	03/01/11	5,596,928
1,325,000	4.375	07/08/14	1,335,307
Telefonica Emisiones SAU(b)
1,550,000	5.984	06/20/11	1,632,017
Telefonica Europe BV(b)
900,000	7.750	09/15/10	949,976

			13,482,435

TOTAL CORPORATE BONDS			$134,260,480

GOLDMAN SACHS ENHANCED INCOME FUND
Schedule of Investments (continued)
June 30, 2009 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Agency Debentures — 32.2%
FHLMC
$8,500,000	2.000%	02/25/11	$8,558,488
17,100,000	2.050	03/09/11	17,239,502
50,600,000	2.000	03/16/11	50,911,342
5,000,000	2.500	03/23/12	5,032,935
10,000,000	5.500 (d)	09/25/13	10,117,130
FNMA
4,000,000	2.000	03/02/11	4,029,072
27,500,000	2.000	04/01/11	27,704,765
13,500,000	2.050	04/01/11	13,587,331
10,000,000	2.125	04/15/11	10,092,710
4,000,000	4.000	07/07/11	4,000,608
8,000,000	4.330	07/28/11	8,022,552
15,000,000	4.000	08/18/11	15,068,490
5,830,000	2.500	02/17/12	5,847,642
10,000,000	2.500	03/02/12	10,032,190
4,000,000	5.450	09/11/12	4,037,420

TOTAL AGENCY DEBENTURES			$194,282,177

Asset-Backed Securities — 6.5%
Autos — 1.6%
AmeriCredit Automobile Receivables Trust Series 2005-DA, Class A3
$6,656	4.870%	12/06/10	$6,659
AmeriCredit Automobile Receivables Trust Series 2006-AF, Class A3
152,012	5.560	09/06/11	152,161
Banc of America Securities Auto Trust Series 2006-G1, Class A3
26,672	5.180	06/18/10	26,728
Capital Auto Receivables Asset Trust Series 2007-3, Class A3A
1,468,446	5.020	09/15/11	1,495,271
Capital One Prime Auto Receivables Trust Series 2007-2, Class A3
1,524,198	4.890	01/15/12	1,547,744
Chase Manhattan Auto Owner Trust Series 2006-B, Class A4
625,000	5.110	04/15/14	644,042
Daimler Chrysler Auto Trust Series 2006-D, Class A3
161,080	4.980	02/08/11	162,778
Harley-Davidson Motorcycle Trust Series 2006-2, Class A2
464,914	5.350	03/15/13	478,524
Long Beach Auto Receivables Trust Series 2006-A, Class A4
1,829,972	5.500	05/15/13	1,860,937
Nissan Auto Receivables Owner Trust Series 2007-B, Class A3
1,402,522	5.030	05/16/11	1,427,006
USAA Auto Owner Trust Series 2007-2, Class A3
1,704,304	4.900	02/15/12	1,735,402

			9,537,252

Credit Card — 4.9%
Bank of America Credit Card Trust Series 2006-A16, Class A16
425,000	4.720	05/15/13	435,933
Capital One Multi-Asset Execution Trust Series 2007-A9, Class A9
5,600,000	4.950	08/15/12	5,655,435
Chase Issuance Trust Series 2005-A8, Class A8(a)
5,700,000	0.359	10/15/12	5,638,235
Chase Issuance Trust Series 2007-A15, Class A
2,500,000	4.960	09/17/12	2,588,076

Principal	Interest	Maturity
Amount	Rate	Date	Value
Asset-Backed Securities — (continued)
Credit Card — (continued)
Chase Issuance Trust Series 2009-A5, Class A5(a)
$15,000,000	1.111%	06/15/12	$15,008,891

			29,326,570

Home Equity(a) — 0.0%
Aegis Asset Backed Securities Trust Series 2006-1, Class A1
66,367	0.394	01/25/37	63,930
Amresco Residential Securities Mortgage Loan Trust Series 1998-2, Class M1F
37,883	6.745	06/25/28	18,624
Centex Home Equity Series 2004-D, Class MV3
189,136	1.314	09/25/34	11,840
Countrywide Asset-Backed Certificates Series 2006-20, Class 2A1
77,786	0.364	04/25/47	73,537
Morgan Stanley ABS Capital I Series 2004-HE4, Class M3
72,825	1.814	05/25/34	13,383

			181,314

Manufactured Housing — 0.0%
Lehman ABS Manufactured Housing Contract Series 2001-B, Class A3
92,748	4.350	05/15/14	61,041

Student Loan(c) — 0.0%
GCO Slims Trust Series 2006-1A Class Note
250,820	5.720	03/01/22	230,749

TOTAL ASSET-BACKED SECURITIES			$39,336,926

Foreign Debt Obligations — 8.7%
Sovereign — 2.5%
Landeskreditbank Baden-Wuerttemberg Foerderbank
7,340,000	3.250	10/29/10	7,472,795
NRW.BANK
7,500,000	5.375	07/19/10	7,764,450

			15,237,245

Supranational — 6.2%
International Bank for Reconstruction & Development
14,300,000	1.400 (e)	04/14/11	14,370,855
22,500,000	1.650	05/18/11	22,605,368

			36,976,223

TOTAL FOREIGN DEBT OBLIGATIONS			$52,213,468

GOLDMAN SACHS ENHANCED INCOME FUND
Schedule of Investments (continued)
June 30, 2009 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Commercial Paper — 4.3%
Aspen Funding Corp.
$5,000,000	0.550%	07/13/09	$4,999,000
Atlantis One Funding Corp.
5,000,000	0.480	07/08/09	4,999,465
Barton Capital LLC
5,000,000	0.400	07/07/09	4,999,609
Ranger Funding Co. LLC
5,000,000	0.460	07/20/09	4,998,733
Variable Funding Capital Corp.
6,000,000	0.940	10/23/09	5,981,950

TOTAL COMMERCIAL PAPER			$25,978,757

Government Guarantee Obligations - 14.6%
Bank of America NA(a)(f)
$4,000,000	0.792	12/23/10	$4,020,072
Citibank NA(f)
1,700,000	1.875	05/07/12	1,693,362
Citigroup Funding, Inc.(f)
3,900,000	2.125	07/12/12	3,900,538
Citigroup, Inc.(a)(f)
2,600,000	1.183	12/09/10	2,627,365
Danske Bank A/S(c)(g)
5,200,000	2.500	05/10/12	5,220,279
Dexia Credit Local(c)(g)
6,300,000	2.375	09/23/11	6,342,884
General Electric Capital Corp.(f)
1,800,000	2.125	12/21/12	1,787,614
10,000,000	2.625	12/28/12	9,985,390
Japan Finance Corp.(g)
2,700,000	2.000	06/24/11	2,704,882
JPMorgan Chase & Co.(a)(f)
1,600,000	0.741	02/23/11	1,602,995
Landwirtschaftliche Rentenbank(g)
3,500,000	3.125	06/15/11	3,604,706
2,400,000	4.125	07/15/13	2,505,530
LeasePlan Corp. NV(c)(g)
1,800,000	3.000	05/07/12	1,820,712
Royal Bank of Scotland PLC(a)(c)(g)
4,700,000	1.638	05/11/12	4,735,090
Societe Financement de l’Economie Francaise(c)(g)
15,700,000	1.500	10/29/10	15,690,217
2,525,000	2.125	01/30/12	2,527,684
Suncorp-Metway Ltd.(a)(c)(g)
7,500,000	0.989	12/17/10	7,500,286
5,500,000	2.381	04/15/11	5,491,332
SunTrust Bank(a)(f)
4,500,000	1.274	12/16/10	4,548,987

TOTAL GOVERNMENT GUARANTEE OBLIGATIONS			$88,309,925

U.S. Treasury Obligations — 5.7%
United States Treasury Inflation Protected Securities
$5,702,985	4.250%	01/15/10	$5,809,916
28,700,505	0.875	04/15/10	28,700,505

TOTAL U.S. TREASURY OBLIGATIONS			$34,510,421

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT			$568,892,154

Repurchase Agreement(h) — 13.6%
Joint Repurchase Agreement Account II
$81,600,000	0.073%	07/01/09	$81,600,000
Maturity Value: $81,600,165

TOTAL INVESTMENTS — 107.9%			$650,492,154

LIABILITIES IN EXCESS OF OTHER ASSETS — (7.9)%			(47,373,120)

NET ASSETS — 100.0%			$603,119,034

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a) Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2009.
(b) Securities with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.
(c) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $71,926,403, which represents approximately 11.9% of net assets as of June 30, 2009.
(d) A portion of this security is segregated as collateral for initial margin requirement on futures transactions.
(e) Coupon increases periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at June 30, 2009.
(f) This debt is guaranteed under the Federal Deposit Insurance Corporation’s Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or June 30, 2012. Total market value of these securities amounts to $30,166,323, which represents approximately 5.0% of net assets as of June 30, 2009.
(g) This debt is guaranteed under the Foreign Government Guaranteed program and is backed by the full faith and credit of the federal government of a foreign country. Total market value of these securities amounts to $58,143,602, which represents approximately 9.6% of net assets as of June 30, 2009.
(h) Joint repurchase agreement was entered into on June 30, 2009. Additional information appears in the Notes to the Schedule of Investments section.
For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviations:
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
LIBOR	— London Interbank Offered Rate

GOLDMAN SACHS ENHANCED INCOME FUND
Schedule of Investments (continued)
June 30, 2009 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
FUTURES CONTRACTS — At June 30, 2009, the following futures contracts were open:

	Number of
	Contracts	Settlement	Notional	Unrealized
Type	Long (Short)	Month	Value	Gain (Loss)

Eurodollars	148	July 2009	$36,774,300	$11,550
Eurodollars	148	August 2009	36,763,200	14,569
Eurodollars	309	September 2009	76,732,425	142,064
Eurodollars	156	December 2009	38,647,050	160,922
Eurodollars	102	March 2010	25,200,375	(35,955)
Eurodollars	(41)	June 2010	(10,091,638)	(264,553)
Eurodollars	(25)	September 2010	(6,130,000)	7,875
Eurodollars	(5)	December 2010	(1,221,188)	1,300
Eurodollars	(5)	March 2011	(1,216,938)	1,175
Eurodollars	(5)	June 2011	(1,212,750)	863
2 Year U.S. Treasury Notes	(520)	September 2009	(112,433,750)	88,137
5 Year U.S. Treasury Notes	(382)	September 2009	(43,822,563)	141,553

TOTAL				$269,500

INTEREST RATE SWAP CONTRACT — At June 30, 2009, the Fund had an outstanding swap contract with the following terms(a):

Rates Exchanged
	Notional		Payments	Payments
	Amount	Termination	received by	made by
Swap Counterparty	(000s)	Date	the Fund	the Fund	Market Value*

Deutsche Bank Securities, Inc.	$18,400	07/02/13	3 month LIBOR	4.283%	$(1,506,570)

* There are no upfront payments on the swap contract, therefore the unrealized loss on the swap contract is equal to its market value.
(a) Represents forward starting interest rate swap whose effective date of commencement of accruals and cash flows occur subsequent to June 30, 2009.
TAX INFORMATION — At June 30, 2009, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$649,570,309

Gross unrealized gain	2,762,134
Gross unrealized loss	(1,840,289)

Net unrealized security gain	$921,845

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS GOVERNMENT INCOME FUND
Schedule of Investments
June 30, 2009 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — 63.1%
Collateralized Mortgage Obligations — 8.0%

Adjustable Rate Non-Agency(a) — 1.2%
Adjustable Rate Mortgage Trust Series 2004-5, Class 2A1
$107,291	4.987%	04/25/35	$75,814
Bear Stearns Adjustable Rate Mortgage Trust Series 2003-05, Class 1A1
33,644	4.869	08/25/33	28,066
Chase Mortgage Finance Corp. Series 2007-A1, Class 3A1
1,943,952	4.826	02/25/37	1,618,575
Chase Mortgage Finance Corp. Series 2007-A1, Class 5A1
669,294	4.141	02/25/37	556,404
Chase Mortgage Finance Corp. Series 2007-A1, Class 7A1
1,314,518	4.595	02/25/37	1,079,966
Countrywide Home Loan Trust Series 2003-37, Class 1A1
48,793	5.420	08/25/33	31,330
CS First Boston Mortgage Securities Corp. Series 2003-AR9, Class 2A2
156,155	4.700	03/25/33	90,061
First Horizon Mortgage Pass-Through Trust Series 2004-AR6, Class 2A1
64,965	4.750	12/25/34	55,346
JPMorgan Mortgage Trust Series 2005-A4, Class 2A1
561,635	5.060	07/25/35	472,901
JPMorgan Mortgage Trust Series 2007-A1, Class 1A1
1,436,729	4.254	07/25/35	1,205,245
JPMorgan Mortgage Trust Series 2007-A1, Class 2A2
1,322,447	4.741	07/25/35	1,059,703
JPMorgan Mortgage Trust Series 2007-A1, Class 4A2
639,760	4.140	07/25/35	514,090
JPMorgan Mortgage Trust Series 2007-A1, Class 5A2
1,300,091	4.773	07/25/35	1,044,642
Master Adjustable Rate Mortgages Trust Series 2004-9, Class 2A1
18,852	0.694	11/25/34	13,535
MLCC Mortgage Investors, Inc. Series 2004-E, Class A2B
1,330,771	2.116	11/25/29	1,050,325
Residential Funding Mortgage Securities I Series 2005-SA4, Class 2A2
1,994,392	5.184	09/25/35	1,431,488

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Adjustable Rate Non-Agency(a) — (continued)
Sequoia Mortgage Trust Series 2004-09, Class A2
$789,990	2.224%	10/20/34	$524,189
Structured Adjustable Rate Mortgage Loan Trust Series 2004-05, Class 1A
229,956	3.823	05/25/34	177,054
Structured Adjustable Rate Mortgage Loan Trust Series 2004-12, Class 3A2
85,188	5.192	09/25/34	54,907
Structured Asset Securities Corp. Series 2003-24A, Class 1A3
638,622	4.982	07/25/33	524,258
Structured Asset Securities Corp. Series 2003-34A, Class 3A3
889,330	4.036	11/25/33	602,728
Washington Mutual Mortgage Pass-Through Certificates Series 2004-AR3, Class A2
250,820	3.144	06/25/34	201,010

			12,411,637

Interest Only(b) — 0.0%
CS First Boston Mortgage Securities Corp. Series 2003-AR18, Class 2X(a)(c)
108,497	0.000	07/25/33	—
CS First Boston Mortgage Securities Corp. Series 2003-AR20, Class 2X(a)(c)
149,449	0.000	08/25/33	—
FNMA REMIC Series 2004-47, Class EI(a)(c)
2,433,912	0.000	06/25/34	24,526
FNMA REMIC Series 2004-62, Class DI(a)(c)
1,092,193	0.000	07/25/33	15,432
FNMA REMIC Series 2004-71, Class DI(a)(c)
2,029,365	0.000	04/25/34	91,472
FNMA Series 151, Class 2
17,281	9.500	07/25/22	3,416
Master Adjustable Rate Mortgages Trust Series 2003-2, Class 3AX(a)
44,921	0.120	08/25/33	64
Master Adjustable Rate Mortgages Trust Series 2003-2, Class 4AX(a)
21,206	0.320	07/25/33	78

			134,988

Inverse Floaters(a) — 0.1%
GNMA Series 2001-48, Class SA
62,591	25.454	10/16/31	82,088
GNMA Series 2001-51, Class SA
48,747	31.121	10/16/31	67,036
GNMA Series 2001-51, Class SB
61,173	25.454	10/16/31	78,137
GNMA Series 2001-59, Class SA
54,477	25.291	11/16/24	71,911
GNMA Series 2002-13, Class SB
210,930	36.082	02/16/32	315,615

			614,787

Principal Only(d) — 0.0%
FNMA REMIC Trust Series G-35, Class N
15,764	0.000	10/25/21	13,197

GOLDMAN SACHS GOVERNMENT INCOME FUND
Schedule of Investments (continued)
June 30, 2009 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Regular Floater(a) — 1.9%
BCAP LLC Trust Series 2006-RR1, Class CF
$947,782	0.954%	11/25/36	$711,447
FHLMC REMIC Series 1760, Class ZB
182,399	2.540	05/15/24	184,463
FNMA REMIC Series 2006-68, Class FM
18,556,210	0.764	08/25/36	18,283,258

			19,179,168

Sequential Fixed Rate — 4.8%
FHLMC REMIC Series 2329, Class ZA
3,301,426	6.500	06/15/31	3,529,996
FHLMC REMIC Series 2590, Class NV
2,000,000	5.000	03/15/18	2,093,007
FHLMC REMIC Series 3284, Class CA
13,591,238	5.000	10/15/21	14,202,746
FNMA REMIC Series 2001-53, Class GH
412,578	8.000	09/25/16	450,725
FNMA REMIC Series 2007-36, Class AB
18,999,262	5.000	11/25/21	19,826,869
GNMA 2002-42 Class KZ
7,145,737	6.000	06/16/32	7,618,069

			47,721,412

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$80,075,189

Commercial Mortgage-Backed Securities — 2.7%

Interest Only(a)(b)(e) — 0.1%
Bear Stearns Commercial Mortgage Securities, Inc. Series 2003-T10, Class X2
14,340,781	1.324	03/13/40	278,652
CS First Boston Mortgage Securities Corp. Series 2003-C3, Class ASP
7,712,427	1.879	05/15/38	120,983
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2004-C1, Class X2
16,229,082	1.153	01/15/38	209,508
Prudential Commercial Mortgage Trust Series 2003-PWR1, Class X2
15,520,011	1.590	02/11/36	351,680

			960,823

Sequential Fixed Rate — 2.6%
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2005-CD1, Class A4
10,000,000	5.399	07/15/44	8,615,469
First Union National Bank Commercial Mortgage Trust Series 2000-C2, Class A1
8,575,779	7.202	10/15/32	8,770,851

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Sequential Fixed Rate — (continued)
GMAC Commercial Mortgage Securities, Inc. Series 2002-C1, Class A2
$8,000,000	6.278%	11/15/39	$8,188,441

			25,574,761

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES			$26,535,584

Federal Agencies — 52.4%

Adjustable Rate FHLMC(a) — 0.7%
282,865	4.804	11/01/32	290,081
3,427,473	4.560	09/01/33	3,472,949
3,367,818	4.330	08/01/35	3,456,836

			7,219,866

Adjustable Rate FNMA(a) — 2.5%
376,234	4.621	11/01/32	383,028
676,130	4.810	12/01/32	689,066
4,804,383	4.233	05/01/33	4,899,260
84,264	3.218	06/01/33	85,926
4,485,799	4.086	10/01/33	4,615,596
4,252,886	4.427	02/01/35	4,355,610
5,029,467	4.817	09/01/35	5,196,234
4,092,315	5.229	06/01/37	4,282,033

			24,506,753

Adjustable Rate GNMA(a) — 0.8%
165,299	5.375	06/20/23	171,329
74,673	4.625	07/20/23	76,817
77,837	4.625	08/20/23	80,114
206,723	4.625	09/20/23	212,670
58,316	4.375	03/20/24	60,394
521,599	5.375	04/20/24	540,780
63,282	5.375	05/20/24	65,650
534,549	5.375	06/20/24	554,607
287,039	4.625	07/20/24	295,379
409,584	4.625	08/20/24	421,716
130,581	4.625	09/20/24	134,382
154,711	4.125	11/20/24	158,942
131,259	4.125	12/20/24	135,756
108,852	4.375	01/20/25	112,769
53,420	4.375	02/20/25	55,381
186,919	5.375	05/20/25	194,054
133,877	4.625	07/20/25	137,893
67,315	4.375	02/20/26	69,770
3,640	4.625	07/20/26	3,750
201,668	4.375	01/20/27	209,086
66,790	4.375	02/20/27	69,251
535,111	5.375	04/20/27	555,310
65,435	5.375	05/20/27	67,907
63,482	5.375	06/20/27	65,924
20,896	4.125	11/20/27	21,477
81,125	4.125	12/20/27	83,438

GOLDMAN SACHS GOVERNMENT INCOME FUND
Schedule of Investments (continued)
June 30, 2009 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Adjustable Rate GNMA(a) — (continued)
$170,557	4.375%	01/20/28	$176,881
57,147	4.250	02/20/28	59,128
64,993	4.375	03/20/28	67,409
336,909	4.625	07/20/29	347,152
138,447	4.625	08/20/29	142,747
44,896	4.625	09/20/29	46,263
166,378	4.125	10/20/29	171,019
214,224	4.125	11/20/29	220,199
51,719	4.125	12/20/29	53,163
70,851	4.250	01/20/30	73,308
34,966	4.250	02/20/30	36,180
142,735	4.250	03/20/30	147,694
218,812	5.375	04/20/30	227,129
546,733	5.375	05/20/30	567,589
54,623	5.375	06/20/30	56,738
473,500	4.625	07/20/30	487,799
69,799	4.625	09/20/30	71,881
136,610	3.875	10/20/30	139,687
306,519	4.000	03/20/32	315,428

			7,961,940

FHLMC — 10.2%
527,772	6.500	12/01/13	556,176
23,776	4.000	02/01/14	24,008
15,527	6.500	02/01/14	16,363
382,469	4.000	03/01/14	386,204
74,948	4.000	04/01/14	75,680
2,522,395	7.500	11/01/14	2,699,511
4,002	7.000	02/01/15	4,257
1,073,368	5.500	07/01/15	1,130,324
108,711	8.000	07/01/15	116,280
13,925	7.000	01/01/16	14,847
68,486	7.000	02/01/16	73,017
38,230	7.000	09/01/17	42,042
24,640	7.000	10/01/17	27,097
445,588	4.500	05/01/18	462,282
319,564	5.500	05/01/18	337,839
96,140	4.500	06/01/18	99,742
1,977,207	5.500	06/01/18	2,089,660
389,552	4.500	09/01/18	404,145
308,767	4.500	10/01/18	320,333
32,283	10.000	10/01/18	34,098
315,223	4.500	11/01/18	327,032
7,795,892	4.500	12/01/18	8,087,950
1,508,488	5.000	12/01/18	1,579,657
118,667	4.500	01/01/19	123,113
227,729	4.500	03/01/19	235,922
5,632,767	4.500	06/01/19	5,843,787
464,439	5.000	06/01/19	485,414
4,455,170	5.000	11/01/19	4,656,377
621,634	4.500	02/01/20	643,043
63,744	10.000	07/01/20	67,667
82,918	10.000	10/01/20	87,553
244,402	6.500	07/01/21	261,384
18,305	6.500	08/01/22	19,581
156,695	9.000	10/01/22	174,280
1,298,114	4.500	10/01/23	1,307,015
11,576	7.500	03/01/27	12,848

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
FHLMC — (continued)
$675,540	6.500%	07/01/28	$708,982
5,304	8.000	07/01/30	5,764
34,662	7.500	12/01/30	37,856
5,908	7.500	01/01/31	6,452
212,693	7.000	04/01/31	232,242
1,515,594	6.000	05/01/33	1,598,893
1,809,983	6.000	10/01/34	1,901,084
3,934,025	4.500	10/01/35	3,929,419
254,957	5.000	11/01/35	260,325
776,782	5.000	12/01/35	793,127
1,076,728	5.500	01/01/36	1,115,857
2,300	5.500	02/01/36	2,378
202,403	5.000	03/01/36	206,665
2,095,720	5.000	04/01/36	2,139,845
25,595	6.000	10/01/36	26,763
42,547	6.000	11/01/36	44,489
11,335	5.500	01/01/37	11,723
55,890	5.500	03/01/37	57,776
230,026	5.500	04/01/37	237,796
21,753	6.000	05/01/37	22,729
24,508	5.500	06/01/37	25,346
24,038	6.000	06/01/37	25,117
353,826	5.500	07/01/37	365,765
27,770	5.500	08/01/37	28,707
203,849	6.000	11/01/37	212,994
734,081	5.500	12/01/37	758,850
463,080	5.500	02/01/38	478,705
543,251	5.500	04/01/38	561,549
45,568	6.000	04/01/38	47,612
318,839	5.500	05/01/38	329,579
8,039,708	6.000	05/01/38	8,399,943
2,680,115	5.500	06/01/38	2,770,392
360,110	5.500	07/01/38	373,038
66,687	5.500	08/01/38	68,933
39,304	6.000	09/01/38	41,065
168,888	5.500	10/01/38	174,576
15,347,982	6.000	11/01/38	16,172,336
2,168,392	5.500	12/01/38	2,241,432
1,841,064	6.000	12/01/38	1,930,312
1,184,822	5.500	01/01/39	1,226,689
116,553	5.500	02/01/39	120,467
47,738	6.000	02/01/39	49,877
41,237	5.500	04/01/39	42,622
19,000,000	5.000	06/01/39	19,349,571

			101,962,170

FNMA — 32.1%
233,756	4.500	03/01/13	239,471
108,217	4.500	05/01/13	110,911
149,809	4.000	06/01/13	152,439
234,943	4.500	06/01/13	240,788
202,474	4.000	07/01/13	206,779
248,878	4.500	07/01/13	255,765
287,062	4.000	08/01/13	292,103
117,901	4.500	08/01/13	120,878
433,139	4.000	09/01/13	440,734
504,725	4.500	09/01/13	517,548
884,136	4.000	10/01/13	899,600

GOLDMAN SACHS GOVERNMENT INCOME FUND
Schedule of Investments (continued)
June 30, 2009 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
FNMA — (continued)
$50,829	7.000%	03/01/14	$55,722
449,682	4.000	04/01/14	457,192
1,871,408	5.500	09/01/14	1,977,184
72,674	7.000	03/01/15	76,776
23,492	8.000	01/01/16	25,044
115,503	6.000	11/01/16	123,148
372,799	8.000	11/01/16	408,970
739,671	5.000	08/01/17	763,699
422,183	5.000	11/01/17	440,386
15,261,562	5.000	12/01/17	15,953,291
2,617,998	5.000	01/01/18	2,730,873
845,617	5.000	02/01/18	885,593
3,105,440	5.000	03/01/18	3,252,248
1,071,292	5.000	04/01/18	1,121,937
180,770	4.500	05/01/18	187,542
1,234,845	5.000	05/01/18	1,293,208
1,989,099	4.500	06/01/18	2,062,781
1,711,387	5.000	06/01/18	1,792,052
709,159	4.500	07/01/18	735,722
100,218	5.000	07/01/18	104,956
7,361,393	4.000	08/01/18	7,507,895
123,843	4.500	08/01/18	128,486
73,641	5.000	08/01/18	77,122
641,390	4.500	09/01/18	665,435
1,092,470	5.000	09/01/18	1,144,116
931,839	4.500	10/01/18	966,761
5,711,750	5.000	10/01/18	5,982,366
188,899	4.500	11/01/18	195,975
52,143	5.000	11/01/18	54,600
309,117	4.500	12/01/18	320,696
109,701	4.500	01/01/19	113,813
720,967	5.000	01/01/19	752,689
902,083	5.000	02/01/19	942,048
151,975	4.500	03/01/19	157,672
2,110,760	5.000	04/01/19	2,210,546
1,197,054	4.500	05/01/19	1,239,612
523,858	5.000	05/01/19	547,538
690,989	4.500	06/01/19	715,647
2,202,077	5.000	06/01/19	2,306,179
40,910	5.000	07/01/19	42,759
34,116	5.000	08/01/19	35,659
354,234	6.500	08/01/19	381,497
2,391,928	6.000	09/01/19	2,550,243
939,136	4.500	04/01/20	974,342
31,739	9.500	08/01/20	34,813
70,859	9.500	10/01/20	77,719
42,916	5.000	12/01/20	44,719
2,992,998	6.000	12/01/20	3,191,097
101,583	6.000	05/01/21	107,735
47,675	6.000	07/01/21	50,562
1,223,667	6.000	09/01/21	1,296,781
779,728	5.000	01/01/22	809,122
229,419	5.000	04/01/22	237,865
173,470	5.000	06/01/22	179,695
89,890	6.000	09/01/22	95,178
2,458,829	5.500	02/01/23	2,553,424
1,670,794	6.000	02/01/23	1,771,981
381,741	4.500	05/01/23	390,114

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
FNMA — (continued)
$39,905	5.000%	05/01/23	$41,322
3,479,290	5.500	08/01/23	3,613,144
773,569	6.000	11/01/28	818,022
32,274	6.500	11/01/28	34,738
1,632	5.500	04/01/29	1,697
49,827	7.000	11/01/30	54,600
756,005	6.000	03/01/31	797,600
303,957	7.000	07/01/31	330,978
54,091	5.000	12/01/31	55,641
689	6.000	03/01/32	727
588,109	5.500	12/01/32	610,801
22,605,841	5.500	04/01/33	23,455,855
3,777,875	5.000	05/01/33	3,865,091
86,667	6.000	05/01/33	91,329
189,238	5.000	06/01/33	193,724
204,871	5.000	07/01/33	209,600
5,935,212	5.500	07/01/33	6,137,092
474,833	5.000	08/01/33	485,795
4,329,118	4.500	09/01/33	4,344,342
226,572	5.000	09/01/33	231,804
30,316	5.500	09/01/33	31,450
620,451	5.000	10/01/33	634,774
458,137	5.000	11/01/33	468,713
17,876	5.000	12/01/33	18,289
15,784	5.500	12/01/33	16,357
30,684	6.000	12/01/33	32,296
18,634	5.000	01/01/34	19,064
253,005	5.000	02/01/34	258,845
38,427	5.500	02/01/34	39,857
298,945	5.000	03/01/34	305,846
186,941	5.000	04/01/34	191,257
3,263,102	5.500	04/01/34	3,389,008
35,635	5.500	05/01/34	36,954
1,256	5.500	06/01/34	1,303
38,382	5.000	07/01/34	39,268
926,423	5.000	08/01/34	947,326
53,670	5.500	08/01/34	55,769
3,590	5.500	10/01/34	3,730
425,710	5.500	12/01/34	441,492
9,939	6.000	12/01/34	10,449
177,764	6.000	02/01/35	186,881
26,565	5.000	03/01/35	27,140
144,059	5.000	04/01/35	147,182
63,939	5.500	04/01/35	66,246
1,737,523	6.000	04/01/35	1,829,294
723,279	5.000	05/01/35	738,959
4,705,842	5.000	07/01/35	4,809,132
53,221	5.500	07/01/35	55,148
1,578,373	6.000	07/01/35	1,659,155
1,014,977	5.000	08/01/35	1,036,789
5,853	5.500	08/01/35	6,080
3,376	6.000	08/01/35	3,547
306,021	5.000	09/01/35	312,656
52,084	5.500	09/01/35	54,007
281,049	5.000	10/01/35	287,142
939,056	6.000	10/01/35	988,833
121,937	5.000	11/01/35	124,580
1,456,135	6.000	11/01/35	1,528,861

GOLDMAN SACHS GOVERNMENT INCOME FUND
Schedule of Investments (continued)
June 30, 2009 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
FNMA — (continued)
$331,749	5.000%	12/01/35	$338,941
26,238	5.500	12/01/35	27,264
812,405	6.000	01/01/36	853,564
1,318	5.500	02/01/36	1,366
73,232	6.000	02/01/36	76,850
546,312	6.000	03/01/36	573,888
545,924	6.000	04/01/36	573,519
97,088	6.000	06/01/36	101,833
47,040	5.000	07/01/36	48,089
1,400,000	5.500	09/01/36	1,453,430
657,944	6.000	09/01/36	691,295
2,944	5.500	10/01/36	3,045
33,269	6.000	10/01/36	34,850
2,074,118	6.000	11/01/36	2,175,922
47,446	5.000	12/01/36	48,474
59,446	5.500	12/01/36	61,754
903,432	6.000	12/01/36	949,768
164,348	5.500	01/01/37	170,023
1,210,742	6.000	01/01/37	1,270,055
58,798	5.500	02/01/37	61,079
149,786	6.000	02/01/37	156,764
229,011	5.500	03/01/37	237,474
41,576	6.000	03/01/37	43,512
832,421	5.500	04/01/37	862,162
227,356	6.000	04/01/37	237,946
1,631,151	5.500	05/01/37	1,689,209
369,313	6.000	05/01/37	386,547
198,073	5.500	06/01/37	204,988
111,218	6.000	06/01/37	116,399
129,362	5.500	07/01/37	133,954
320,270	6.000	07/01/37	335,189
41,031	5.500	08/01/37	42,444
248,772	6.000	08/01/37	260,460
6,156	5.500	09/01/37	6,364
26,071	6.000	09/01/37	27,286
236,984	5.500	10/01/37	245,473
30,543	6.000	10/01/37	32,047
331,286	6.000	11/01/37	346,717
2,416,484	7.500	11/01/37	2,624,379
7,407	5.500	12/01/37	7,662
429,830	5.500	01/01/38	445,416
254,472	6.000	01/01/38	266,325
387,118	5.500	02/01/38	400,912
48,196	6.000	02/01/38	50,442
4,561,682	5.000	03/01/38	4,655,766
3,573,771	5.500	03/01/38	3,697,830
123,868	6.000	03/01/38	129,754
3,296,577	5.500	04/01/38	3,414,490
1,144,938	5.500	05/01/38	1,187,256
35,708	6.000	05/01/38	37,363
1,557,273	5.500	06/01/38	1,612,805
1,551,313	5.500	07/01/38	1,607,053
33,890	6.000	07/01/38	35,462
718,681	5.500	08/01/38	744,464
1,374,584	6.000	08/01/38	1,443,153
2,159,482	5.500	09/01/38	2,241,250
2,802,331	6.000	09/01/38	2,941,678
2,074,323	5.500	10/01/38	2,148,516

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
FNMA — (continued)
$204,640	6.000%	10/01/38	$214,129
2,162,684	5.500	11/01/38	2,243,607
4,917,477	6.000	11/01/38	5,163,542
3,083,790	5.500	12/01/38	3,198,992
742,389	6.000	12/01/38	776,814
2,982,816	5.500	01/01/39	3,094,048
391,042	6.000	01/01/39	409,168
817,063	5.500	02/01/39	847,764
529,794	5.500	03/01/39	550,075
29,990	5.500	04/01/39	31,001
68,316	5.500	05/01/39	70,610
3,005,042	5.000	06/01/39	3,064,086
1,000,000	5.000	07/01/39	1,019,648
7,000,000	4.500	TBA-30yr(f)	6,984,684
12,000,000	5.000	TBA-30yr(f)	12,217,500
41,000,000	5.500	TBA-30yr(f)	42,319,708
21,000,000	5.500	TBA-30yr(f)	21,905,625
26,000,000	6.000	TBA-30yr(f)	27,170,000

			320,810,343

GNMA — 6.1%
429	9.000	08/15/16	472
278,995	7.000	12/15/27	303,508
42,130	6.500	08/15/28	45,628
466,340	6.000	01/15/29	490,091
289,000	7.000	10/15/29	314,436
5,042,914	5.500	12/15/32	5,243,869
10,456,376	5.000	05/15/33	10,729,412
6,582,665	5.000	06/15/33	6,754,789
21,773,783	5.000	07/15/33	22,343,129
2,623,854	5.000	09/15/33	2,692,463
4,559,761	5.000	03/15/34	4,674,467
2,913,980	5.500	06/15/34	3,022,166
3,382,449	6.000	12/15/38	3,534,394
300,000	4.500	06/15/39	300,082

			60,448,906

TOTAL FEDERAL AGENCIES			$522,909,978

TOTAL MORTGAGE-BACKED OBLIGATIONS			$629,520,751

Agency Debentures — 20.5%
FFCB
$9,000,000	4.750%	11/06/12	$9,760,752
5,100,000	4.875	12/16/15	5,486,879
10,000,000	5.050	08/01/18	10,309,150
FHLB
10,000,000	5.375 (g)	06/13/14	11,093,960
1,800,000	5.250	06/18/14	1,986,646
8,800,000	5.375	05/18/16	9,755,287
FHLMC
20,000,000	2.050	03/09/11	20,163,160

GOLDMAN SACHS GOVERNMENT INCOME FUND
Schedule of Investments (continued)
June 30, 2009 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Agency Debentures — (continued)
$1,600,000	2.125%	03/16/11	$1,612,538
13,100,000	1.750	07/27/11	13,132,134
18,200,000	1.625	08/11/11	18,185,786
19,500,000	2.050	05/11/12	19,425,705
1,400,000	4.750	11/17/15	1,511,040
FNMA
8,500,000	2.000	03/02/11	8,561,778
30,000,000	2.050	04/01/11	30,194,070
8,000,000	1.750	04/15/11	8,018,071
13,935,000	1.700	04/29/11	13,950,872
4,200,000	5.375	06/12/17	4,685,953
New Valley Generation
3,701,655	4.929	01/15/21	3,613,070
New Valley Generation II
3,024,763	5.572	05/01/20	3,221,407
Small Business Administration
249,846	6.700	12/01/16	270,480
205,274	7.150	03/01/17	223,181
145,701	7.500	04/01/17	159,308
74,293	7.300	05/01/17	81,069
59,843	6.800	08/01/17	64,668
196,930	6.300	05/01/18	210,795
127,913	6.300	06/01/18	136,915
Tennessee Valley Authority
4,000,000	5.375	04/01/56	3,997,534
Tennessee Valley Authority Series B
4,200,000	4.375	06/15/15	4,442,189

TOTAL AGENCY DEBENTURES			$204,254,397

Asset-Backed Securities — 0.3%
Home Equity — 0.3%
Bear Stearns Adjustable Rate Mortgage Trust Series 2004-1, Class 21A1(a)
$135,097	4.271%	04/25/34	$95,756
Citigroup Mortgage Loan Trust, Inc. Series 2004-OPT1, Class A2(a)
594,954	0.674	10/25/34	376,333
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 1A1
717,075	7.000	09/25/37	321,364
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 2A1
790,570	7.000	09/25/37	261,057
Household Home Equity Loan Trust Series 2007-3, Class APT(a)
3,407,339	1.515	11/20/36	2,232,671
Securitized Asset Backed Receivables LLC Trust Series 2004-OP2, Class A2(a)
21,324	0.664	08/25/34	14,903

			3,302,084

Manufactured Housing — 0.0%
Mid-State Trust Series 4, Class A
189,122	8.330	04/01/30	143,433

TOTAL ASSET-BACKED SECURITIES			$3,445,517

Government Guarantee Obligations(h) - 4.1%
Citigroup Funding, Inc.
$3,200,000	2.125%	07/12/12	$3,200,441
General Electric Capital Corp.
8,300,000	2.125	12/21/12	8,242,888
GMAC, Inc.
20,000,000	2.200	12/19/12	19,919,380
PNC Funding Corp.
10,000,000	2.300	06/22/12	10,081,440

TOTAL GOVERNMENT GUARANTEE OBLIGATIONS			$41,444,149

Principal	Interest	Maturity
Amount	Rate	Date	Value
U.S. Treasury Obligations — 9.7%
United States Treasury Inflation Protected Securities
$4,815,854	4.250%	01/15/10	$4,906,151
34,102,953	0.875	04/15/10	34,102,953
7,370,193	1.625	01/15/15	7,335,642
5,067,888	2.500	07/15/16	5,319,701
2,900,583	2.000	01/15/26	2,839,851
1,054,640	3.625	04/15/28	1,283,365
United States Treasury Principal-Only STRIPS(d)
50,400,000	0.000	08/15/20	31,403,333
12,900,000	0.000	05/15/21	7,684,723
3,000,000	0.000	11/15/21	1,739,925

TOTAL U.S. TREASURY OBLIGATIONS			$96,615,644

Municipal Bond — 0.2%
New Jersey — 0.2%
New Jersey Economic Development Authority Series A (MBIA)
$2,000,000	7.425%	02/15/29	$2,176,940

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT			$977,457,398

Repurchase Agreement(i) — 4.1%
Joint Repurchase Agreement Account II
$40,700,000	0.073%	07/01/09	$40,700,000
Maturity Value: $40,700,083

TOTAL INVESTMENTS — 102.0%			$1,018,157,398

LIABILITIES IN EXCESS OF OTHER ASSETS — (2.0)%			(19,866,177)

NET ASSETS — 100.0%			$998,291,221

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a) Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2009.
(b) Represents security with notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.
(c) Security is issued with zero coupon and interest rate is contingent upon LIBOR reaching a predetermined level.
(d) Security issued with a zero coupon. Income is recognized through the accretion of discount.

GOLDMAN SACHS GOVERNMENT INCOME FUND
Schedule of Investments (continued)
June 30, 2009 (Unaudited)

(e) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $960,823, which represents approximately 0.1% of net assets as of June 30, 2009.
(f) TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $110,597,517 which represents approximately 11.1% of net assets as of June 30, 2009.
(g) A portion of this security is segregated as collateral for initial margin requirement on futures transactions.
(h) This debt is guaranteed under the Federal Deposit Insurance Corporation’s Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or June 30, 2012. Total market value of these securities amounts to $41,444,149, which represents approximately 4.1% of net assets as of June 30, 2009.
(i) Joint repurchase agreement was entered into on June 30, 2009. Additional information appears in the Notes to the Schedule of Investments section.
For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviations:
FFCB	— Federal Farm Credit Bank
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
LIBOR	— London Interbank Offered Rate
MBIA	— Insured by Municipal Bond Investors Assurance
REMIC	— Real Estate Mortgage Investment Conduit
STRIPS	— Separate Trading of Registered Interest and Principal of Securities

GOLDMAN SACHS GOVERNMENT INCOME FUND
Schedule of Investments (continued)
June 30, 2009 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
FUTURES CONTRACTS — At June 30, 2009, the following futures contracts were open:

	Number of
	Contracts	Settlement	Notional	Unrealized
Type	Long	Month	Value	Gain (Loss)

Eurodollars	385	December 2009	$95,378,938	$312,175
Eurodollars	76	September 2010	18,635,200	15,473
2 Year U.S. Treasury Notes	280	September 2009	60,541,250	(76,461)
5 Year U.S. Treasury Notes	374	September 2009	42,904,813	100,111
10 Year U.S. Treasury Notes	182	September 2009	21,160,344	69,428
30 Year U.S. Treasury Bonds	201	September 2009	23,790,234	810,914

TOTAL				$1,231,640

INTEREST RATE SWAP CONTRACTS — At June 30, 2009, the Fund had outstanding swap contracts with the following terms:

				Rates Exchanged			Upfront
	Notional			Payments	Payments		Payments
	Amount		Termination	received by	made by		made (received)	Unrealized
Swap Counterparty	(000s)		Date	the Fund	the Fund	Market Value	by the Fund	Gain (Loss)

Banc of America Securities LLC	$9,000		05/25/15	4.533%	3 month LIBOR	$684,981	$—	$684,981
	43,000		11/02/19	3 month LIBOR	4.865	(4,354,530)	—	(4,354,530)
	15,500	(a)	12/16/19	3 month LIBOR	3.500	587,675	1,025,658	(437,983)
	11,700	(a)	12/16/24	3 month LIBOR	3.750	560,055	757,150	(197,095)
	2,100	(a)	12/17/29	3 month LIBOR	4.000%	62,764	133,418	(70,654)
	15,100	(a)	12/17/29	4.000	3 month LIBOR	(451,298)	(1,085,537)	634,239
	13,200		04/09/35	5.266	3 month LIBOR	2,522,242	—	2,522,242
Deutsche Bank Securities, Inc.	3,100	(a)	12/16/14	3 month LIBOR	3.000	48,845	5,999	42,846
	4,400	(a)	12/16/24	3 month LIBOR	3.750	210,619	291,713	(81,094)
	1,100	(a)	12/17/29	3 month LIBOR	4.000	32,876	25,460	7,416
	2,500	(a)	12/17/29	4.000	3 month LIBOR	(74,718)	(173,936)	99,218
JPMorgan Securities, Inc.	7,200	(a)	12/16/16	3.250	3 month LIBOR	(196,956)	(355,806)	158,850
	2,600	(a)	12/16/19	3 month LIBOR	3.500	98,578	90,458	8,120
	56,000	(a)	12/16/19	3.500	3 month LIBOR	(2,123,216)	(670,056)	(1,453,160)
	17,000	(a)	12/16/24	3 month LIBOR	3.750	813,754	1,118,725	(304,971)
	5,200	(a)	12/17/29	3 month LIBOR	4.000	155,414	59,405	96,009
	2,700	(a)	12/17/29	4.000	3 month LIBOR	(80,696)	(183,600)	102,904

TOTAL						$(1,503,611)	$1,039,051	$(2,542,662)

(a) Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2009.
TAX INFORMATION — At June 30, 2009, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$1,008,767,988

Gross unrealized gain	19,980,166
Gross unrealized loss	(10,590,756)

Net unrealized security gain	$9,389,410

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS INFLATION PROTECTED SECURITIES FUND
Schedule of Investments
June 30, 2009 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
U.S. Treasury Obligations — 97.8%
United States Treasury Inflation Protected Securities
$1,125,510	0.875%	04/15/10	$1,125,510
3,920,320	3.500	01/15/11	4,090,611
13,044,790	3.000	07/15/12	13,819,325
4,962,028	2.000	01/15/14	5,075,222
20,100,060	1.625	01/15/15	20,005,831
14,864,472	1.875	07/15/15	15,027,060
5,478,879	2.000	01/15/16	5,561,062
7,707,665	2.500	07/15/16	8,090,644
2,674,854	2.625 (a)	07/15/17	2,850,391
4,524,680	2.375	01/15/25	4,650,520
16,114,350	2.000	01/15/26	15,776,948
6,132,398	2.375	01/15/27	6,348,945
6,208,458	1.750	01/15/28	5,859,232
2,109,280	3.625	04/15/28	2,566,730
1,191,744	2.500	01/15/29	1,266,228
United States Treasury Principal-Only STRIPS(b)
2,300,000	0.000	11/15/26	1,053,027

TOTAL U.S. TREASURY OBLIGATIONS			$113,167,286

Repurchase Agreement(c) — 4.9%
Joint Repurchase Agreement Account II
$5,700,000	0.073%	07/01/09	$5,700,000
Maturity Value: $5,700,012

TOTAL INVESTMENTS — 102.7%			$118,867,286

LIABILITIES IN EXCESS OF OTHER ASSETS — (2.7)%			(3,069,456)

NET ASSETS — 100.0%			$115,797,830

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a) A portion of this security is segregated as collateral for initial margin requirements on futures transactions.
(b) Security issued with a zero coupon. Income is recognized through the accretion of discount.
(c) Joint repurchase agreement was entered into on June 30, 2009. Additional information appears in the Notes to the Schedule of Investments section.
For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviations:
LIBOR	— London Interbank Offered Rate
STRIPS	— Separate Trading of Registered Interest and Principal of Securities

GOLDMAN SACHS INFLATION PROTECTED SECURITIES FUND
Schedule of Investments (continued)
June 30, 2009 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
FUTURES CONTRACTS — At June 30, 2009, the following futures contracts were open:

	Number of
	Contracts	Settlement	Notional	Unrealized
Type	Long (Short)	Month	Value	Gain (Loss)

Eurodollars	23	December 2009	$5,697,963	$18,685
Eurodollars	5	September 2010	1,226,000	1,018
5 Year U.S. Treasury Notes	(11)	September 2009	(1,261,906)	7,792
30 Year U.S. Treasury Bonds	(15)	September 2009	(1,775,391)	(8,386)

TOTAL				$19,109

INTEREST RATE SWAP CONTRACTS — At June 30, 2009, the Fund had outstanding swap contracts with the following terms(a):

			Rates Exchanged			Upfront
	Notional		Payments	Payments		Payments
	Amount	Termination	received by	made by		made (received)	Unrealized
Swap Counterparty	(000s)	Date	the Fund	the Fund	Market Value	by the Fund	Gain (Loss)

Bank of America Securities LLC	$200	12/17/29	3 month LIBOR	4.000%	$5,978	$13,485	$(7,507)
Credit Suisse First Boston Corp.	800	12/16/19	3 month LIBOR	3.500	30,332	48,873	(18,541)
	800	12/17/29	4.000%	3 month LIBOR	(23,910)	(51,048)	27,138
Deutsche Bank Securities, Inc.	200	12/16/19	3 month LIBOR	3.500	7,582	12,462	(4,880)
	100	12/17/29	3 month LIBOR	4.000	2,989	2,315	674
	200	12/17/29	4.000	3 month LIBOR	(5,977)	(12,989)	7,012
JPMorgan Securities, Inc.	1,000	12/16/19	3.500	3 month LIBOR	(37,915)	(11,966)	(25,949)
	400	12/17/29	3 month LIBOR	4.000	11,955	2,096	9,859

TOTAL					$(8,966)	$3,228	$(12,194)

(a) Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2009.
TAX INFORMATION — At June 30, 2009, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$118,963,667

Gross unrealized gain	1,225,949
Gross unrealized loss	(1,322,330)

Net unrealized security loss	$(96,381)

Additional information regarding the fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND
Schedule of Investments
June 30, 2009 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — 33.2%
Collateralized Mortgage Obligations — 4.7%

Interest Only(a) — 0.0%
FHLMC REMIC Series 2575, Class IB
$928,214	5.500%	08/15/30	$37,023
FHLMC REMIC Trust Series 2586, Class NX
708,268	4.500	08/15/16	36,034

			73,057

Inverse Floaters(b) — 0.0%
FNMA REMIC Trust Series 1990-134, Class SC
37,653	21.084	11/25/20	53,667
GNMA Series 2001-59, Class SA
15,316	25.291	11/16/24	20,217

			73,884

IOette(a) — 0.0%
FHLMC REMIC Series 1161, Class U
$941	1,172.800%	11/15/21	$22,048

Planned Amortization Class — 0.1%
FHLMC REMIC Series 1556, Class H
663,297	6.500	08/15/13	672,568
FHLMC REMIC Series 1916, Class PC
1,003,475	6.750	12/15/11	1,040,973

			1,713,541

Regular Floater(b) — 0.8%
FHLMC REMIC Series 3151, Class KY(c)
1,073,409	0.000	05/15/36	1,058,683
FHLMC REMIC Series 3326, Class FC
15,170,469	0.779	06/15/37	14,953,829
FNMA REMIC Series 1988-12, Class B(c)
148,907	0.000	02/25/18	116,625
FNMA REMIC Series 2001-60, Class OF
1,990,885	1.264	10/25/31	2,023,128
FNMA REMIC Trust Series 2001-70, Class OF
995,442	1.264	10/25/31	1,008,743

			19,161,008

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Sequential Fixed Rate — 3.8%
FHLMC REMIC Series 108, Class G
363,015	8.500	12/15/20	383,010
FHLMC REMIC Series 1980, Class Z
1,750,952	7.000	07/15/27	1,901,976
FHLMC REMIC Series 2019, Class Z
1,751,352	6.500	12/15/27	1,874,596
FHLMC REMIC Series 3284, Class CA
33,946,192	5.000	10/15/21	35,473,526
FNMA REMIC Series 1988-12, Class A
289,872	7.554	02/25/18	291,713
FNMA REMIC Series 2007-36, Class AB
47,400,888	5.000	11/25/21	49,465,671
FNMA REMIC Trust Series 1989-66, Class J
576,834	7.000	09/25/19	623,650
FNMA REMIC Trust Series 1990-16, Class E
360,675	9.000	03/25/20	403,061
FNMA REMIC Trust Series 1992-33, Class K
1,246,853	8.500	03/25/18	1,292,174
GNMA REMIC Trust Series 1995-3, Class DQ
78,029	8.050	06/16/25	87,403

			91,796,780

Targeted Amortization Class(b)(c) — 0.0%
FHLMC REMIC Trust Series 3291, Class XC
583,444	0.000	03/15/37	561,538

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$113,401,856

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND
Schedule of Investments (continued)
June 30, 2009 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Federal Agencies — 28.5%

Adjustable Rate FHLMC(b) — 4.2%
$195,224	3.762%	05/01/18	$195,484
118,120	4.979	10/01/25	120,728
871,587	4.555	09/01/33	883,083
146,246	5.126	09/01/33	150,978
4,109,702	5.075	09/01/34	4,242,536
408,004	4.445	10/01/34	415,350
261,259	4.354	11/01/34	267,771
737,385	4.373	11/01/34	749,928
215,107	4.390	11/01/34	219,515
379,172	4.484	11/01/34	390,212
1,857,289	4.757	11/01/34	1,913,418
451,521	4.351	01/01/35	463,184
564,317	4.338	02/01/35	581,203
383,629	4.354	02/01/35	390,931
839,815	4.421	02/01/35	856,962
490,641	4.425	02/01/35	501,690
454,451	4.429	02/01/35	464,744
543,074	4.500	02/01/35	554,117
230,852	4.515	02/01/35	235,816
2,218,679	4.548	03/01/35	2,291,729
1,446,334	4.089	04/01/35	1,490,815
9,498,755	4.116	06/01/35	9,726,611
3,837,712	5.112	08/01/35	3,962,541
2,631,895	4.550	11/01/35	2,727,173
1,824,683	5.862	05/01/36	1,902,089
735,686	5.960	10/01/36	769,767
657,749	5.855	11/01/36	688,469
46,746,141	5.933	08/01/37	49,216,349
15,873,795	6.396	09/01/37	16,682,366

			103,055,559

Adjustable Rate FNMA(b) — 11.0%
211,533	4.238	11/01/17	217,862
319,391	5.914	02/01/18	326,860
166,678	6.133	06/01/18	171,957
232,857	5.857	05/01/20	243,263
99,311	4.725	01/01/23	101,346
710,897	4.345	02/01/27	736,441
7,721,993	3.380	08/01/29	7,848,965
97,060	5.312	07/01/32	98,609
173,881	5.887	07/01/32	177,120
630,213	5.217	01/01/33	642,445
30,420	4.605	03/01/33	31,072
5,351,925	4.017	05/01/33	5,549,165
360,742	4.666	06/01/33	367,521
258,168	4.492	07/01/33	263,251
876,448	4.457	08/01/33	910,279
4,176,862	4.612	08/01/33	4,302,168
27,606	4.375	09/01/33	28,690
29,873	4.399	12/01/33	30,459
3,422,022	3.328	02/01/34	3,498,662
2,096,733	3.843	03/01/34	2,141,458
106,896	4.364	04/01/34	109,778
2,106,640	3.731	05/01/34	2,175,276
1,297,449	3.945	05/01/34	1,334,440
2,232,715	4.116	06/01/34	2,278,575

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Adjustable Rate FNMA(b) — (continued)
$3,397,833	4.729%	10/01/34	$3,453,204
141,391	4.736	10/01/34	145,099
1,826,495	4.960	10/01/34	1,884,771
1,251,897	4.444	11/01/34	1,274,944
1,116,144	4.553	11/01/34	1,149,290
52,355	4.606	11/01/34	53,722
488,388	4.542	12/01/34	500,396
808,294	4.699	12/01/34	830,062
181,004	4.336	01/01/35	184,255
636,068	4.455	01/01/35	652,274
580,347	4.480	01/01/35	594,737
704,699	4.535	01/01/35	726,217
1,630,665	4.281	02/01/35	1,672,384
337,799	4.303	02/01/35	344,243
1,587,294	4.427	02/01/35	1,625,633
483,040	4.707	02/01/35	492,887
827,750	3.721	03/01/35	852,069
639,061	4.409	03/01/35	655,845
5,097,476	5.027	03/01/35	5,283,268
1,252,714	3.980	04/01/35	1,290,756
5,153,358	4.377	04/01/35	5,285,279
4,514,946	4.681	04/01/35	4,660,133
940,600	4.688	04/01/35	976,652
13,539,879	4.984	04/01/35	14,029,921
924,459	3.612	05/01/35	949,371
2,032,265	3.664	05/01/35	2,078,796
791,997	4.365	05/01/35	809,578
17,747,991	4.422	07/01/35	18,340,415
6,124,381	4.736	08/01/35	6,347,143
4,662,434	4.702	10/01/35	4,822,370
12,943,220	5.817	03/01/36	13,355,754
3,777,864	3.801	04/01/36	3,849,738
9,116,685	5.624	04/01/36	9,493,656
7,837,193	3.809	06/01/36	7,988,623
10,661,732	5.918	06/01/36	11,173,138
10,470,640	3.920	07/01/36	10,695,644
496,334	6.163	07/01/36	518,514
12,100,856	5.954	09/01/36	12,703,086
708,607	5.459	11/01/36	739,604
844,371	5.637	11/01/36	884,017
14,896,949	4.599	04/01/37	15,438,336
16,381,759	5.828	07/01/37	17,216,205
22,100,053	6.787	09/01/37	23,225,775
24,616,412	5.382	11/01/38	25,691,157
794,410	5.686	12/01/46	833,538

			269,358,161

Adjustable Rate GNMA(b) — 0.9%
4,479,686	3.750	05/20/34	4,545,013
932,838	4.500	05/20/34	954,913
1,833,892	4.500	07/20/34	1,885,705
1,210,126	4.625	08/20/34	1,246,193
5,659,642	4.500	09/20/34	5,819,589
2,856,963	4.625	09/20/34	2,943,783
1,162,557	3.750	10/20/34	1,187,944
1,995,250	3.750	12/20/34	2,037,729

			20,620,869

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND
Schedule of Investments (continued)
June 30, 2009 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
FHLMC — 1.7%
$4,286	6.500%	06/01/10	$4,424
87,470	6.500	07/01/10	90,284
8,938	7.000	07/01/10	9,056
209	6.500	08/01/10	215
6,487	7.000	01/01/11	6,693
9,470	7.000	12/01/12	9,770
66,906	6.500	01/01/13	70,507
47,136	6.500	04/01/13	49,673
123,310	6.500	05/01/13	129,946
69,341	6.500	06/01/13	73,073
578,372	4.000	09/01/13	589,093
38,859	6.500	10/01/13	40,950
613,143	4.000	11/01/13	624,515
734,302	5.000	12/01/13	768,946
802,466	4.000	01/01/14	818,274
717,175	4.000	05/01/14	724,176
360,984	4.500	06/01/14	373,416
1,384,388	4.500	10/01/14	1,432,067
3,529,759	5.000	10/01/14	3,689,173
841,064	4.000	11/01/14	849,275
1,488,915	4.500	11/01/14	1,540,194
1,091,402	4.000	03/01/15	1,094,034
7,785,215	4.500	03/01/15	7,996,020
562,573	4.500	08/01/15	579,854
56,368	8.500	10/01/15	61,715
543,290	8.000	12/01/15	576,906
17,078	7.000	03/01/16	18,208
154,880	4.500	04/01/18	160,682
245,967	4.500	11/01/18	255,103
1,906,184	4.500	12/01/18	1,977,596
359,073	4.500	05/01/19	371,440
848,478	4.500	04/01/20	880,264
557,301	4.500	08/01/20	576,495
1,324,585	7.000	04/01/22	1,445,618
34,757	4.500	05/01/23	35,498
35,829	7.500	01/01/31	39,129
43,586	6.000	11/01/37	45,542
13,761,109	6.000	12/01/38	14,428,353

			42,436,177

FNMA — 10.0%
235	7.000	12/01/09	239
3,697,575	4.000	05/01/10	3,729,958
5,912	8.500	05/01/10	6,066
4,088,357	4.000	06/01/10	4,121,491
13	7.000	01/01/11	13
809	5.500	04/01/11	853
64	5.500	07/01/11	67
11,306	7.000	07/01/11	11,828
2,152,741	5.500	01/01/13	2,238,511
485	5.500	04/01/13	511
2,025	5.500	06/01/13	2,137
1,309,652	4.500	08/01/13	1,342,716
6,942,385	4.500	09/01/13	7,115,641
3,968,887	4.000	11/01/13	4,038,070
2,844	5.500	12/01/13	3,000
37,421	6.000	01/01/14	39,540

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
FNMA — (continued)
$114,363	6.000%	03/01/14	$120,840
19,014	5.500	04/01/14	19,878
732,742	4.000	01/01/15	742,692
314,583	4.500	01/01/15	322,457
3,550	8.500	09/01/15	3,779
192,907	8.500	10/01/15	204,890
26,013	8.500	12/01/15	28,232
4,923	5.500	04/01/16	5,184
38,526	5.500	07/01/16	40,570
6,092	5.500	11/01/16	6,415
887,745	5.500	01/01/17	936,986
20,385	5.500	02/01/17	21,521
12,035	5.500	04/01/17	12,706
60,065	5.500	10/01/17	63,443
7,050	5.500	11/01/17	7,443
41,015	5.500	01/01/18	43,289
80,489	5.500	02/01/18	84,900
285,002	5.500	03/01/18	300,884
38,291	5.500	04/01/18	40,403
48,083	5.500	06/01/18	50,718
726,207	5.500	07/01/18	768,281
317,860	5.500	08/01/18	336,286
611,083	5.500	09/01/18	646,411
24,592	5.500	10/01/18	25,940
47,003,111	5.000	12/01/18	49,218,133
1,542,218	5.500	12/01/18	1,628,332
3,093,163	5.500	01/01/19	3,265,337
72,616	5.500	03/01/19	76,378
1,594,367	5.500	05/01/19	1,683,211
33,410	5.500	08/01/19	35,256
124,642	7.000	11/01/19	137,013
34,770,129	5.000	12/01/19	36,408,671
23,688	5.500	03/01/20	25,034
579,222	5.500	06/01/20	612,129
14,258,328	6.000	10/01/21	15,181,553
307,234	4.500	04/01/23	313,973
16,596,784	5.500	09/01/23	17,428,416
2,516,311	5.500	10/01/23	2,648,024
17,311	7.000	12/01/24	18,918
4,705	7.000	07/01/27	5,141
4,836	7.000	08/01/27	5,308
7,451	7.000	10/01/28	8,193
5,218	7.000	01/01/29	5,727
5,516	7.000	11/01/29	6,050
140,873	8.000	02/01/31	152,722
5,713	7.000	04/01/31	6,248
36,551	7.000	05/01/32	39,950
22,619	7.000	06/01/32	24,721
6,904	7.000	08/01/32	7,546
2,988,438	6.000	03/01/33	3,145,134
5,544,448	6.500	04/01/33	5,948,370
9,072	7.000	10/01/33	9,880
7,150	7.000	04/01/34	7,823
40,731	6.000	12/01/34	42,820
18,132,223	6.000	04/01/35	19,091,082
3,255	6.000	11/01/35	3,420
1,490,320	8.500	09/01/37	1,616,348
5,005,199	7.500	10/01/37	5,435,806
1,151,470	7.500	09/01/47	1,242,294

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND
Schedule of Investments (continued)
June 30, 2009 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
FNMA — (continued)
$50,000,000	5.500%	TBA-15yr(d)	$52,156,250

			245,126,000

GNMA — 0.7%
357	9.000	01/15/10	374
14,116	9.000	07/15/12	15,297
1,345,658	5.500	07/15/20	1,420,033
354,342	6.000	10/15/38	372,585
1,099,807	6.000	11/15/38	1,154,662
9,644,651	6.000	12/15/38	10,088,849
4,213,116	6.000	01/15/39	4,430,026

			17,481,826

TOTAL FEDERAL AGENCIES			$698,078,592

TOTAL MORTGAGE-BACKED OBLIGATIONS			$811,480,448

Agency Debentures — 35.1%
FHLB
$22,300,000	3.500%	12/10/10	$23,126,059
FHLMC
63,800,000	2.000	02/25/11	64,239,008
119,300,000	2.050	03/09/11	120,273,250
114,700,000	2.000	03/16/11	115,405,749
21,000,000	3.500	05/05/11	21,804,111
64,400,000	1.750	07/27/11	64,557,973
38,900,000	1.625	08/11/11	38,869,619
50,000,000	2.125	03/23/12	50,452,100
27,000,000	2.500	03/23/12	27,177,849
42,400,000	2.050	05/11/12	42,238,456
21,300,000	1.750	06/15/12	21,222,553
FNMA
32,800,000	2.000	03/02/11	33,038,390
20,000,000	2.050	04/01/11	20,129,380
38,000,000	1.750	04/15/11	38,085,838
30,000,000	2.125	04/15/11	30,278,130
32,000,000	1.700	04/29/11	32,036,448
36,700,000	4.680 (e)	06/15/11	39,060,838
15,000,000	4.330	07/28/11	15,042,285
25,000,000	4.000	08/18/11	25,114,150
20,000,000	2.500	02/17/12	20,060,520
17,000,000	2.150	05/04/12	17,001,309
Small Business Administration
175,313	7.200	06/01/17	191,137
393,859	6.300	05/01/18	421,590
319,783	6.300	06/01/18	342,287

TOTAL AGENCY DEBENTURES			$860,169,029

Government Guarantee Obligations(f) - 17.3%
American Express Bank FSB
$25,300,000	3.150	12/09/11	$26,196,657
Bank of America Corp.
18,000,000	2.100	04/30/12	18,027,432
Bank of the West
20,000,000	2.150	03/27/12	20,127,460
Citibank NA
26,200,000	1.875	05/07/12	26,097,689
Citigroup Funding, Inc.
12,400,000	2.125	07/12/12	12,401,711
Citigroup, Inc.
19,500,000	1.183 (b)	12/09/10	19,705,238
40,000,000	2.125	04/30/12	40,175,600
General Electric Capital Corp.
22,000,000	1.800	03/11/11	22,198,352
25,000,000	3.000	12/09/11	25,791,225
29,500,000	2.125	12/21/12	29,297,010
25,000,000	2.625	12/28/12	24,963,475
GMAC, Inc.
72,200,000	2.200	12/19/12	71,908,962
HSBC USA, Inc.
20,200,000	3.125	12/16/11	20,911,626
John Deere Capital Corp.
20,700,000	2.875	06/19/12	21,211,062
Morgan Stanley
20,500,000	2.000	09/22/11	20,753,893
PNC Funding Corp.
16,200,000	1.875	06/22/11	16,316,494
7,000,000	2.300	06/22/12	7,057,008

TOTAL GOVERNMENT GUARANTEE OBLIGATIONS			$423,140,894

U.S. Treasury Obligations — 13.2%
United States Treasury Inflation Protected Securities
$67,421,956	4.250%	01/15/10	$68,686,118
101,971,206	0.875	04/15/10	101,971,206

Principal	Interest	Maturity
Amount	Rate	Date	Value
U.S. Treasury Obligations — (continued)
United States Treasury Notes
$31,200,000	0.875%	05/31/11	$31,087,992
121,000,000	1.125	06/30/11	121,009,680

TOTAL U.S. TREASURY OBLIGATIONS			$322,754,996

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT			$2,417,545,367

Repurchase Agreement(g) — 11.3%
Joint Repurchase Agreement Account II
$276,700,000	0.073%	07/01/09	$276,700,000
Maturity Value: $276,700,561

TOTAL INVESTMENTS — 110.1%			$2,694,245,367

LIABILITIES IN EXCESS OF OTHER ASSETS — (10.1)%			(247,278,742)

NET ASSETS — 100.0%			$2,446,966,625

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a) Represents security with notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.
(b) Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2009.
(c) Security is issued with zero coupon and interest rate is contingent upon LIBOR reaching a predetermined level.
(d) TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA security (excluding forward sales contracts, if any) amounts to $52,156,250 which represents approximately 2.1% of net assets as of June 30, 2009.
(e) A portion of this security is segregated as collateral for initial margin requirement on futures transactions.
(f) This debt is guaranteed under the Federal Deposit Insurance Corporation’s Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or June 30, 2012. Total market value of these securities amounts to $423,140,894, which represents approximately 17.3% of net assets as of June 30, 2009.
(g) Joint repurchase agreement was entered into on June 30, 2009. Additional information appears in the Notes to the Schedule of Investments section.
For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND
Schedule of Investments (continued)
June 30, 2009 (Unaudited)

Investment Abbreviations:
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
LIBOR	— London Interbank Offered Rate
REMIC	— Real Estate Mortgage Investment Conduit

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND
Schedule of Investments (continued)
June 30, 2009 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
FORWARD SALES CONTRACT — At June 30, 2009, the Fund had the following forward sales contract:

	Interest	Maturity	Settlement	Principal
Description	Rate	Date(d)	Date	Amount	Value

FNMA (Proceeds Receivable: $2,191,673)	6.000%	TBA — 30yr	07/13/09	$2,000,000	$2,090,000

FUTURES CONTRACTS — At June 30, 2009, the following futures contracts were open:

	Number of
	Contracts	Settlement	Notional	Unrealized
Type	Long (Short)	Month	Value	Gain (Loss)

Eurodollars	301	July 2009	$74,790,975	$23,491
Eurodollars	301	August 2009	74,768,400	29,630
Eurodollars	(331)	September 2009	(82,195,575)	(344,240)
Eurodollars	(367)	December 2009	(90,919,663)	(279,159)
2 Year U.S. Treasury Notes	7,384	September 2009	1,596,559,250	(3,457,300)
5 Year U.S. Treasury Notes	(2,668)	September 2009	(306,069,625)	(2,346,914)
10 Year U.S. Treasury Notes	362	September 2009	42,088,156	1,011,817
30 Year U.S. Treasury Bonds	(132)	September 2009	(15,623,438)	(382,341)

TOTAL				$(5,745,016)

INTEREST RATE SWAP CONTRACTS — At June 30, 2009, the Fund had outstanding swap contracts with the following terms(a):

			Rates Exchanged			Upfront
	Notional		Payments	Payments		Payments
	Amount	Termination	received by	made by		made (received)	Unrealized
Swap Counterparty	(000s)	Date	the Fund	the Fund	Market Value	by the Fund	Gain (Loss)

Bank of America Securities LLC	$12,800	12/16/24	3 month LIBOR	3.750%	$612,709	$828,335	$(215,626)
	4,300	12/17/29	3 month LIBOR	4.000	128,515	269,492	(140,977)
Credit Suisse First Boston Corp.	17,900	12/16/19	3 month LIBOR	3.500	678,670	1,093,527	(414,857)
	17,100	12/17/29	4.000%	3 month LIBOR	(511,072)	(1,091,143)	580,071
Deutsche Bank Securities, Inc.	232,300	12/17/12	3 month LIBOR	2.250	2,787,189	740,150	2,047,039
	4,300	12/16/19	3 month LIBOR	3.500	163,033	267,940	(104,907)
	4,700	12/16/24	3 month LIBOR	3.750	224,979	311,602	(86,623)
	2,400	12/17/29	3 month LIBOR	4.000	71,730	55,550	16,180
	3,900	12/17/29	4.000	3 month LIBOR	(116,560)	(253,294)	136,734
JP Morgan Securities, Inc.	31,900	12/16/19	3.500	3 month LIBOR	(1,209,475)	(381,693)	(827,782)
	18,400	12/16/24	3 month LIBOR	3.750	880,769	1,211,183	(330,414)
	10,900	12/17/29	3 month LIBOR	4.000	325,771	123,727	202,044
	7,600	12/17/29	4.000	3 month LIBOR	(227,143)	(542,664)	315,521

TOTAL					$3,809,115	2,632,712	$1,176,403

(a) Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2009.

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND
Schedule of Investments (continued)
June 30, 2009 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (CONTINUED)
TAX INFORMATION — At June 30, 2009, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$2,667,641,175

Gross unrealized gain	28,457,862
Gross unrealized loss	(1,853,670)

Net unrealized security gain	$26,604,192

Additional information regarding the fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS ULTRA-SHORT DURATION GOVERNMENT FUND
Schedule of Investments
June 30, 2009 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — 43.3%
Collateralized Mortgage Obligations — 7.4%

Adjustable Rate Non-Agency(a) — 1.3%
Bank of America Mortgage Securities Series 2002-J, Class A2
$72,211	5.567%	09/25/32	$52,714
Bear Stearns Adjustable Rate Mortgage Trust Series 2003-05, Class 1A1
67,289	4.869	08/25/33	56,132
Chase Mortgage Finance Corp. Series 2007-A1, Class 5A1
669,294	4.141	02/25/37	556,404
Countrywide Home Loan Trust Series 2003-37, Class 1A1
48,793	5.420	08/25/33	31,330
CS First Boston Mortgage Securities Corp. Series 2003-AR9, Class 2A2
895,288	4.700	03/25/33	516,352
Indy Mac Index Mortgage Loan Trust Series 2004-AR4, Class 1A
341,300	5.325	08/25/34	204,772
JPMorgan Mortgage Trust Series 2007-A1, Class 1A1
718,365	4.254	07/25/35	602,622
JPMorgan Mortgage Trust Series 2007-A1, Class 2A2
661,223	4.741	07/25/35	529,852
JPMorgan Mortgage Trust Series 2007-A1, Class 4A2
639,760	4.140	07/25/35	514,090
JPMorgan Mortgage Trust Series 2007-A1, Class 5A2
650,046	4.773	07/25/35	522,321
Sequoia Mortgage Trust Series 2004-10, Class A3A
1,506,347	1.971	11/20/34	965,186

			4,551,775

Interest Only(b) — 0.0%
FHLMC REMIC Trust Series 2586, Class NX
1,268,615	4.500	08/15/16	64,542
FNMA REMIC Trust Series 1990-145, Class B
1,357	1,004.961	12/25/20	31,323

			95,865

Planned Amortization Class — 0.6%
FHLMC REMIC Trust Series 2113, Class TE
$1,276,667	6.000%	01/15/14	$1,340,348
FNMA REMIC Trust Series 1993-225, Class WC
703,279	6.500	12/25/13	734,304

			2,074,652

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Regular Floater(a) — 1.5%
BCAP LLC Trust Series 2006-RR1, Class CF
501,767	0.954	11/25/36	376,649
Collateralized Mortgage Securities Corp. Series N, Class 2
197,081	1.261	08/25/17	198,170
FHLMC REMIC Trust Series 1826, Class F
141,287	0.775	09/15/21	140,917
FHLMC REMIC Trust Series 3152, Class NX(c)
1,039,613	0.000	05/15/36	943,883
FNMA REMIC Trust Series 1990-145, Class A
552,203	3.228	12/25/20	532,141
FNMA REMIC Trust Series 1997-20, Class F
1,143,765	2.614	03/25/27	1,175,458
FNMA REMIC Trust Series 1998-66, Class FC
262,459	0.819	11/17/28	263,701
FNMA REMIC Trust Series 2001-70, Class OF
1,327,256	1.264	10/25/31	1,344,990

			4,975,909

Sequential Fixed Rate — 4.0%
FHLMC REMIC Series 3284, Class 6A
4,977,073	5.000	10/15/21	5,201,006
FHLMC REMIC Trust Series 1720, Class PJ
189,739	7.250	01/15/24	190,629
First Nationwide Trust Series 2001-4, Class 1A1
145,973	6.750	09/21/31	135,692
FNMA REMIC Series 2007-36, Class AB
7,003,141	5.000	11/25/21	7,308,197
FNMA REMIC Trust Series 1994-72, Class J
585,356	6.000	06/25/23	584,920

			13,420,444

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$25,118,645

Commercial Mortgage-Backed Securities(a)(b)(d) — 0.1%

Interest Only — 0.1%
Salomon Brothers Mortgage Securities VII Series 2002-Key2, Class X2
88,598,000	2.248	03/18/36	331,870

Federal Agencies — 35.8%

Adjustable Rate FHLMC(a) — 4.3%
69,591	4.007	08/01/16	70,051
102,193	4.934	08/01/18	104,309
70,670	4.472	11/01/18	71,427
493,937	5.060	11/01/18	502,060
17,313	4.695	02/01/19	17,636

GOLDMAN SACHS ULTRA-SHORT DURATION GOVERNMENT FUND
Schedule of Investments (continued)
June 30, 2009 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Adjustable Rate FHLMC(a) — (continued)
$27,391	5.026%	02/01/19	$27,762
76,679	3.705	03/01/19	77,293
44,016	4.926	03/01/19	44,817
77,560	4.259	06/01/19	78,303
60,575	4.591	07/01/19	61,725
1,059,496	4.853	11/01/19	1,078,716
965,103	6.868	11/01/19	1,008,232
91,741	4.140	01/01/20	92,493
99,435	3.705	05/01/21	100,350
22,157	5.975	01/01/25	22,578
77,876	3.731	10/01/26	78,432
860,061	5.674	08/01/28	889,099
510,989	5.353	05/01/29	526,527
66,252	4.211	06/01/29	68,240
95,873	4.405	04/01/30	96,896
105,855	4.426	06/01/30	109,031
231,555	5.519	12/01/30	238,334
7,304	4.766	01/01/31	7,469
112,828	4.387	02/01/31	114,056
29,074	5.039	05/01/31	30,079
18,793	5.767	06/01/31	19,285
9,337	5.028	11/01/31	9,578
16,210	5.375	10/01/32	16,738
3,260	3.974	02/01/33	3,323
1,001,720	3.596	07/01/33	1,014,889
1,512,381	4.557	09/01/33	1,533,981
65,440	4.998	11/01/33	67,674
732,952	5.684	05/01/35	761,230
5,427,385	5.933	08/01/37	5,714,185

			14,656,798

Adjustable Rate FNMA(a) — 13.0%
385,795	6.730	04/01/17	405,488
46,264	4.258	08/01/17	46,428
165,007	2.877	09/01/17	166,682
103,955	3.253	09/01/17	104,724
46,081	3.706	11/01/17	46,524
53,436	4.000	12/01/17	53,686
39,546	4.875	12/01/17	40,720
118,878	2.969	03/01/18	119,879
321,287	4.130	03/01/18	323,882
1,272,335	4.146	07/01/18	1,282,311
143,664	3.253	10/01/18	145,201
134,283	3.705	10/01/18	135,031
64,263	3.741	10/01/18	64,870
401,186	4.424	10/01/18	405,284
81,532	4.595	10/01/18	82,029
8,109	3.535	11/01/18	8,281
66,401	4.250	12/01/18	67,059
182,537	4.142	01/01/19	183,743
637,014	4.551	04/01/19	655,925
34,439	5.919	04/01/19	34,302
265,518	3.253	05/01/19	266,759
1,266,522	4.183	05/01/19	1,275,560
238,830	4.403	06/01/19	242,203
279,589	4.472	06/01/19	282,989
205,994	6.151	07/01/19	215,200

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Adjustable Rate FNMA(a) — (continued)
$453,981	4.509%	08/01/19	$459,442
498,080	4.553	08/01/19	512,867
1,700,355	4.431	11/01/19	1,739,698
48,070	4.655	11/01/19	48,636
9,459	4.625	04/01/20	9,581
469,517	5.857	05/01/20	490,499
539,289	4.018	06/01/20	542,628
171,793	4.429	06/01/20	173,689
274,832	4.343	11/01/20	277,844
413,406	4.441	03/01/21	419,691
116,731	4.480	09/01/21	117,981
103,044	4.830	12/01/21	104,823
1,439,249	4.044	01/01/22	1,448,881
38,858	6.469	02/01/22	40,595
128,354	4.535	05/20/22	134,511
378,413	5.111	02/01/23	389,741
9,094	6.219	12/01/23	9,367
706,456	5.556	01/01/24	730,592
648,504	4.715	03/01/24	665,028
7,584,466	4.279	04/01/24	7,589,352
590,183	4.688	06/20/24	619,793
37,026	4.848	08/01/24	37,737
177,315	5.100	01/01/25	185,239
345,641	4.345	02/01/27	358,060
47,799	4.076	06/01/27	48,336
38,329	4.250	12/01/27	39,478
68,774	4.535	01/01/28	70,837
59,700	3.260	05/01/28	60,998
15,126	4.065	09/01/28	15,550
613,036	4.478	01/01/29	625,573
14,429	3.010	06/01/29	14,727
37,064	3.705	06/01/29	37,500
25,623	3.997	06/01/29	25,787
1,084,405	4.774	05/01/30	1,109,065
5,142	5.260	02/01/31	5,372
96,722	3.244	05/01/31	98,778
174,286	5.134	06/01/31	178,046
815,477	4.019	07/01/31	831,176
98,530	3.897	08/01/31	100,585
294,660	5.048	08/01/31	301,196
353,647	4.881	11/01/31	364,789
85,889	4.240	12/01/31	87,635
158,780	3.482	01/01/32	162,118
244,672	2.930	02/01/32	247,824
60,483	2.890	03/01/32	61,227
521,753	4.177	03/01/32	537,904
23,731	4.549	03/01/32	24,646
596,518	2.805	04/01/32	609,784
9,265	3.125	04/01/32	9,382
35,924	4.140	05/01/32	36,522
295,135	6.363	07/01/32	303,206
33,633	4.525	08/01/32	34,248
37,730	4.650	09/01/32	38,464
39,202	4.909	09/01/32	39,836
36,522	5.000	09/01/32	37,215
466,165	5.049	09/01/32	475,642
12,689	5.300	09/01/32	12,987
43,873	3.651	10/01/32	44,966

GOLDMAN SACHS ULTRA-SHORT DURATION GOVERNMENT FUND
Schedule of Investments (continued)
June 30, 2009 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Adjustable Rate FNMA(a) — (continued)
$10,076	4.917%	12/01/32	$10,392
224,948	4.367	01/01/33	233,509
656,715	3.596	02/01/33	671,620
265,811	3.458	04/01/33	273,483
71,363	3.636	04/01/33	73,503
1,066,825	3.083	05/01/33	1,095,026
407,847	3.323	05/01/33	416,391
3,609,651	3.471	05/01/33	3,672,910
1,517,096	3.622	08/01/33	1,546,414
14,863	4.525	08/01/33	15,208
149,914	4.701	01/01/34	154,358
37,135	3.920	02/01/34	38,020
1,614,830	4.377	04/01/35	1,656,168
1,522,431	4.984	04/01/35	1,577,532
1,573,263	4.421	10/01/35	1,596,489
34,149	4.121	05/01/36	35,173
7,098	3.715	11/01/38	7,261
183,106	2.838	06/01/40	183,875
608,205	3.410	07/01/40	621,686
27,084	2.638	02/01/41	27,031

			44,358,483

Adjustable Rate GNMA(a) — 3.6%
10,705,315	4.500	08/20/34	11,007,687
1,382,126	4.625	08/20/34	1,423,319

			12,431,006

FHLMC — 3.6%
138,969	6.500	03/01/13	146,448
201,019	6.500	04/01/13	211,837
94,161	6.500	05/01/13	99,229
213,766	6.500	06/01/13	225,269
489,535	5.000	12/01/13	512,631
534,977	4.000	01/01/14	545,516
1,570,109	8.000	12/01/15	1,667,259
326,266	6.000	05/01/17	347,442
1,906,184	4.500	12/01/18	1,977,595
467,891	7.000	04/01/21	511,041
238,154	7.000	08/01/21	260,118
2,001,525	7.000	03/01/22	2,184,412
631,614	7.000	05/01/22	689,327
2,544,361	7.000	06/01/22	2,776,850
34,757	4.500	05/01/23	35,498
35,556	7.000	12/01/25	38,862

			12,229,334

FNMA — 11.2%
3,045,062	4.000	05/01/10	3,071,731
3,607,374	4.000	06/01/10	3,636,610
465,673	6.000	09/01/11	489,273
648,427	6.500	04/01/12	686,530
1,332,565	6.000	05/01/12	1,408,603
294,345	6.500	05/01/12	312,440
1,005,401	6.000	06/01/12	1,062,771
339,271	6.500	06/01/12	360,404

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
FNMA — (continued)
$5,285,120	5.500%	01/01/13	$5,495,693
1,309,652	4.500	08/01/13	1,342,716
5,743,903	4.500	09/01/13	5,887,253
679,001	8.000	01/01/16	723,727
731,562	7.000	03/01/17	786,348
191,179	7.000	05/01/17	205,558
6,348,427	5.500	03/01/18	6,717,429
582,134	5.500	04/01/18	615,789
239,880	7.000	07/01/21	263,129
386,714	7.000	11/01/21	424,193
125,257	7.000	12/01/21	137,396
284,520	7.000	01/01/22	312,096
72,245	7.000	02/01/22	79,247
808,342	4.500	04/01/23	826,071
216,938	7.000	01/01/28	237,691
281,917	6.500	04/01/33	302,456
40,891	5.500	02/01/36	42,250
380,657	5.000	01/01/37	388,374
39,470	5.500	01/01/38	40,802
458,750	5.000	03/01/38	467,795
820,650	6.000	05/01/38	858,878
787,540	5.500	06/01/38	813,211

			37,996,464

GNMA — 0.1%
44,639	7.000	12/15/25	48,578
115,017	7.000	04/15/26	125,349

			173,927

TOTAL FEDERAL AGENCIES			$121,846,012

TOTAL MORTGAGE-BACKED OBLIGATIONS			$147,296,527

Agency Debentures — 28.7%
FHLB
$7,900,000	3.250%	03/11/11	$8,189,741
FHLMC
37,000,000	2.000 (e)	03/16/11	37,227,661
5,400,000	1.750	07/27/11	5,413,246
4,300,000	2.125	03/23/12	4,338,881
2,600,000	1.750	06/15/12	2,590,546
5,000,000	5.125	10/23/12	5,070,550
FNMA
5,000,000	2.050	04/01/11	5,032,345
2,500,000	1.750	04/15/11	2,505,647
5,000,000	4.330	07/28/11	5,014,095
17,000,000	2.500	03/02/12	17,054,723
5,000,000	5.200	10/09/18	5,057,720

TOTAL AGENCY DEBENTURES			$97,495,155

Asset-Backed Security(a) — 1.8%
Credit Card — 1.8%
Chase Issuance Trust Series 2009-A5, Class A5
$6,000,000	1.111%	06/15/12	$6,003,556

Government Guarantee Obligations(f) — 3.9%
Citibank NA
$3,000,000	1.875%	05/07/12	$2,988,285
General Electric Capital Corp.
3,000,000	1.800	03/11/11	3,027,048
6,000,000	2.625	12/28/12	5,991,234
GMAC, Inc.
1,200,000	2.200	12/19/12	1,195,163

TOTAL GOVERNMENT GUARANTEE OBLIGATIONS			$13,201,730

GOLDMAN SACHS ULTRA-SHORT DURATION GOVERNMENT FUND
Schedule of Investments (continued)
June 30, 2009 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
U.S. Treasury Obligations — 2.5%
United States Treasury Notes
$8,500,000	3.250%	05/31/16	$8,537,188

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT			$272,534,156

Repurchase Agreement(g) — 9.5%
Joint Repurchase Agreement Account II
$32,300,000	0.073%	07/01/09	$32,300,000
Maturity Value: $32,300,065

TOTAL INVESTMENTS — 89.7%			$304,834,156

OTHER ASSETS IN EXCESS OF LIABILITIES — 10.3%			35,158,216

NET ASSETS — 100.0%			$339,992,372

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a) Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2009.
(b) Represents security with notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.
(c) Security is issued with zero coupon and interest rate is contingent upon LIBOR reaching a predetermined level.
(d) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $331,870, which represents approximately 0.1% of net assets as of June 30, 2009.
(e) A portion of this security is segregated as collateral for initial margin requirement on futures transactions.
(f) This debt is guaranteed under the Federal Deposit Insurance Corporation’s Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or June 30, 2012. Total market value of these securities amounts to $13,201,730, which represents approximately 3.9% of net assets as of June 30, 2009.
(g) Joint repurchase agreement was entered into on June 30, 2009. Additional information appears in the Notes to the Schedule of Investments section.
For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviations:
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
LIBOR	— London Interbank Offered Rate
REMIC	— Real Estate Mortgage Investment Conduit

GOLDMAN SACHS ULTRA-SHORT DURATION GOVERNMENT FUND
Schedule of Investments (continued)
June 30, 2009 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
FUTURES CONTRACTS — At June 30, 2009, the following futures contracts were open:

	Number of
	Contracts	Settlement	Notional	Unrealized
Type	Long (Short)	Month	Value	Gain (Loss)

Eurodollars	127	September 2009	$31,537,275	$194,930
Eurodollars	229	December 2009	56,731,888	69,325
Eurodollars	24	March 2010	5,929,500	(4,260)
Eurodollars	29	June 2010	7,137,988	(8,047)
Eurodollars	2	September 2010	490,400	407
Eurodollars	(26)	December 2010	(6,350,175)	585
Eurodollars	(26)	March 2011	(6,328,075)	585
2 Year U.S. Treasury Notes	(69)	September 2009	(14,919,094)	(20,970)
5 Year U.S. Treasury Notes	(358)	September 2009	(41,069,313)	57,355
10 Year U.S. Treasury Notes	5	September 2009	581,328	3,832
30 Year U.S. Treasury Bonds	75	September 2009	8,876,953	239,761

TOTAL				$533,503

INTEREST RATE SWAP CONTRACTS — At June 30, 2009, the Fund had outstanding swap contracts with the following terms(a):

			Rates Exchanged			Upfront
	Notional		Payments	Payments		Payments
	Amount	Termination	received by	made by		made (received)	Unrealized
Swap Counterparty	(000s)	Date	the Fund	the Fund	Market Value	by the Fund	Gain (Loss)

Banc of America Securities LLC	$1,800	12/17/29	3 month LIBOR	4.000%	$53,797	$113,191	$(59,394)
Deutsche Bank Securities, Inc.	3,600	12/16/19	3 month LIBOR	3.500	136,492	68,922	67,570
	500	12/17/29	4.000%	3 month LIBOR	(14,943)	(34,787)	19,844
	1,000	12/17/29	3 month LIBOR	4.000	29,887	23,146	6,741
JPMorgan Securities, Inc.	9,700	12/16/16	3 month LIBOR	3.250	265,344	(9,326)	274,670
	1,600	12/17/29	4.000	3 month LIBOR	(47,820)	(112,544)	64,724
	4,600	12/17/29	3 month LIBOR	4.000	137,481	51,667	85,814

TOTAL					$560,238	$100,269	$459,969

(a) Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2009.
TAX INFORMATION — At June 30, 2009, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$305,767,399

Gross unrealized gain	2,924,397
Gross unrealized loss	(3,857,640)

Net unrealized security loss	$(933,243)

Additional information regarding the fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS
Schedule of Investments (continued)
June 30, 2009 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The investment valuation policy of the Funds is to value investments at market value. Debt securities for which market quotations are readily available are valued on the basis of quotations furnished by an independent pricing service approved by the trustees or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider either (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from bond dealers, to determine current value. If accurate quotations are not readily available, or if Goldman Sachs Asset Management, L.P. (“GSAM”) believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined based on yield equivalents, a pricing matrix or other sources, under valuation procedures established by the trustees. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates market value.
     Investments in equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, such securities and investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. In the absence of market quotations, broker quotes will be utilized or the security will be fair valued. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share (“NAV”) on the valuation date.
     GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the previous closing prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Funds’ NAV. Significant events that could affect a large number of securities in a particular market may include, but are not limited to: situations relating to one or more single issuers in a market sector; significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions or market closings; equipment failures; natural or man-made disasters or acts of God; armed conflicts; government actions or other developments; as well as the same or similar events which may affect specific issuers or the securities markets even though not tied directly to the securities markets. Other significant events that could relate to a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; corporate announcements, including those relating to earnings, products and regulatory news; significant litigation; low trading volume; and trading limits or suspensions.
Fair Value of Investments — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (exit price). Fair value measurements do not include transaction costs. Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:
     Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
     Level 2 — Quoted prices in markets that are not active or financial instruments for which all significant inputs are observable, either directly or indirectly;
     Level 3 — Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS
Schedule of Investments (continued)
June 30, 2009 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)
     The following is a summary of the Funds’ investments categorized in the fair value hierarchy:
Enhanced Income

	Level 1	Level 2	Level 3

Assets
Fixed Income
U.S. Treasuries and Other U.S. Government Obligations and Agencies	$34,510,421	$224,448,500	$—
Corporate Bonds	—	134,260,480	—
Foreign Debt Obligations	—	110,357,070	—
Asset-Backed Securities	—	39,336,926	—
Short-term Investments	—	107,578,757	—
Derivatives	570,008	—	—

Total	$35,080,429	$615,981,733	$—

Liabilities
Derivatives	$(300,508)	$(1,506,570)	$—

Government Income

	Level 1	Level 2	Level 3

Assets
Fixed Income
U.S. Treasuries and Other U.S. Government Obligations and Agencies	$96,615,644	$245,698,546	$—
Municipal Securities	—	2,176,940	—
Mortgage-Backed Obligations	—	629,520,751	—
Asset-Backed Securities	—	3,445,517	—
Short-term Investments	—	40,700,000	—
Derivatives	1,308,101	5,777,803	—

Total	$97,923,745	$927,319,557	$—

Liabilities
Derivatives	$(76,461)	$(7,281,414)	$—

Inflation Protected Securities

	Level 1	Level 2	Level 3

Assets
Fixed Income
U.S. Treasuries and Other U.S. Government Obligations and Agencies	$113,167,286	$—	$—
Short-term Investments	—	5,700,000	—
Derivatives	27,495	58,836	—

Total	$113,194,781	$5,758,836	$—

Liabilities
Derivatives	$(8,386)	$(67,802)	$—

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS
Schedule of Investments (continued)
June 30, 2009 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)
Short Duration Government

	Level 1	Level 2	Level 3

Assets
Fixed Income
U.S. Treasuries and Other U.S. Government Obligations and Agencies	$322,754,996	$1,283,309,923	$—
Mortgage-Backed Obligations	—	811,480,448	—
Short-term Investments	—	276,700,000	—
Derivatives	1,064,938	5,873,365	—

Total	$323,819,934	$2,377,363,736	$—

Liabilities
Fixed Income — Forward Sales
Mortgage-Backed Obligations	$—	$(2,090,000)	$—
Derivatives	(6,809,954)	(2,064,250)	—

Total	$(6,809,954)	$(4,154,250)	$—

Ultra-Short Duration Government

	Level 1	Level 2	Level 3

Assets
Fixed Income
U.S. Treasuries and Other U.S. Government Obligations and Agencies	$8,537,188	$110,696,885	$—
Mortgage-Backed Obligations	—	147,296,527	—
Asset-Backed Security	—	6,003,556	—
Short-term Investments	—	32,300,000	—
Derivatives	566,780	623,001	—

Total	$9,103,968	$296,919,969	$—

Liabilities
Derivatives	$(33,277)	$(62,763)	$—

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS
Schedule of Investments (continued)
June 30, 2009 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)
Derivatives — The Funds may make investments in derivative instruments, including, but not limited to, options, futures, swaps and other derivatives relating to foreign currency transactions. A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. Derivative instruments may be privately negotiated contracts (often referred to as over the counter (“OTC”) derivatives) or they may be listed and traded on an exchange. Derivative contracts may involve future commitments to purchase or sell financial instruments or commodities at specified terms on a specified date, or to exchange interest payment streams or currencies based on a notional or contractual amount. Derivative instruments may involve a high degree of financial risk. The use of derivatives also involves the risk of loss if the investment adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices. Investments in derivative instruments also include the risk of default by the counterparty, the risk that the investment may not be liquid and the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instrument.
Futures Contracts — The Funds may purchase or sell futures contracts to hedge against changes in interest rates, securities prices, currency exchange rates, or to seek to increase total return. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Funds deposit cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Funds equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset in unrealized gains or losses. The Funds recognize a realized gain or loss when a contract is closed or expires.
     The use of futures contracts involves, to varying degrees, elements of market and counterparty risk which may exceed the amounts recognized in the Statements of Assets and Liabilities. Futures contracts may be illiquid, and exchanges may limit fluctuations in futures contract prices during a single day. Changes in the value of a futures contract may not directly correlate with changes in the value of the underlying securities. These risks may decrease the effectiveness of the Funds’ strategies and potentially result in a loss. The Funds must set aside liquid assets, or engage in other appropriate measures to cover their obligations under these contracts.
Swap Contracts — The Funds may enter into swap transactions for hedging purposes or to seek to increase total return. The Funds may be required to post collateral under the terms of a swap contract. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net payment to be received by the Funds and/or the termination value at the end of the contract. Therefore, the Funds consider the creditworthiness of each counterparty to a contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index. Entering into these agreements involves, to varying degrees, market risk, liquidity risk, and elements of credit, legal and documentation risk in excess of amounts recognized in the Statements of Assets and Liabilities. The Funds may pay or receive cash to collateralize these contracts. This cash collateral is recorded as assets/liabilities on the Funds’ books.
     Swaps are marked to market daily using either pricing vendor quotations, counterparty prices or model prices and the change in value, if any, is recorded as an unrealized gain or loss in the Statements of Operations. Upfront payments made and/or received by the Funds, are recorded as an asset and/or liability on the Statements of Assets and Liabilities and are recorded as a realized gain or loss ratably over the contract’s term/event, with the exception of forward starting interest rate swaps, which are recorded as a realized gain or loss ratably beginning on the effective start date. Periodic payments received or made on swap contracts are recorded as realized gains or losses on the Statements of Operations. Gains or losses are also realized upon early termination of the swap agreements and recorded as realized gains or losses on the Statements of Operations. The Funds may invest in the following types of swaps:
     An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in specified prices, rates or indices for a specified amount of an underlying asset or notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.
On June 30, 2009, the Funds adopted Statement of Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”) which requires enhanced disclosures about the Funds’ derivatives and hedging activities. The following tables set forth the gross value of the Funds’ derivative contracts by certain risk types as of June 30, 2009. The values in the tables below exclude the effects of cash received or posted pursuant to derivative contracts, and therefore are not representative of the Funds’ net exposure.

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS
Schedule of Investments (continued)
June 30, 2009 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)

Enhanced Income	As of June 30, 2009

Derivative contracts for	Derivative	Number of	Derivative		Number of
trading activities	Assets	Contracts	Liabilities		Contracts

Interest rates	$570,008	1,703	$(1,807,078	)(a)	144

Government Income	As of June 30, 2009

Derivative contracts for	Derivative	Number of	Derivative		Number of
trading activities	Assets	Contracts	Liabilities		Contracts

Interest rates	$7,085,904	1,232	$(7,357,875	)(a)	286

Inflation Protected
Securities	As of June 30, 2009

Derivative contracts for	Derivative	Number of	Derivative		Number of
trading activities	Assets	Contracts	Liabilities		Contracts

Interest rates	$86,331	45	$(76,188	)(a)	18

Short Duration
Government	As of June 30, 2009

Derivative contracts for	Derivative	Number of	Derivative		Number of
trading activities	Assets	Contracts	Liabilities		Contracts

Interest rates	$6,938,303	976	$(8,874,204	)(a)	10,886

Ultra-Short
Duration Government	As of June 30, 2009

Derivative contracts for	Derivative	Number of	Derivative		Number of
trading activities	Assets	Contracts	Liabilities		Contracts

Interest rates	$1,189,781	855	$(96,040	)(a)	125

(a) Amounts include $1,506,570, $7,281,414, $67,802, $2,064,250 and $62,763 for Enhanced Income, Government Income, Inflation Protected Securities, Short Duration Government and Ultra-Short Duration Government Funds, respectively, which represents the payments to be made pursuant to bilateral agreements should counterparties exercise their “right to terminate” provisions based on, among others, the Funds’ performance, its failure to pay on its obligations or failure to pledge collateral. Such amounts do not include incremental charges directly associated with the close-out of the agreements nor are they offset by the fair value of any assets pledged as collateral for which the Funds are entitled.
Mortgage-Backed and Asset-Backed Securities — The Funds may invest in mortgage-backed and/or asset-backed securities. Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real property. These securities may include mortgage pass-through securities, collateralized mortgage obligations, real estate mortgage investment conduit pass-through or participation certificates, and stripped mortgage-backed securities. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of assets such as auto loans, credit card receivables, leases, installment contracts and personal property. Asset-backed securities also include home equity line of credit loans and other second-lien mortgages.
     The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers. Early repayment of principal on mortgage-backed or asset-backed securities may expose a Fund to the risk of earning a lower rate of return upon reinvestment of principal. Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral. In addition, while mortgage-backed and asset-backed securities may be supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers, if any, will meet their obligations.
     Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all of the interest payments (the interest-only, or “IO” and/or the high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all of the principal payments (the principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, adjustments are made to the cost of the security on a daily basis until maturity. These adjustments are included in interest income. Payments received for PO’s, typically monthly, are treated as a proportionate reduction to the cost basis of the securities and excess amounts are recorded as gains.

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS
Schedule of Investments (continued)
June 30, 2009 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)
Mortgage Dollar Rolls — The Funds may enter into mortgage dollar rolls (“dollar rolls”) in which the Funds sell securities in the current month for delivery and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Funds treat dollar rolls as two separate transactions: one involving the purchase of a security and a separate transaction involving a sale.
     During the settlement period between sale and repurchase, the Funds will not be entitled to accrued interest and principal payments on the securities sold. Dollar roll transactions involve the risk that the market value of the securities sold by the Funds may decline below the repurchase price of those securities. In the event the buyer of the securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Funds’ use of proceeds from the transaction may be restricted pending a determination by, or with respect to, the other party.
Repurchase Agreements — The Funds may enter into repurchase agreements. Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Funds, including accrued interest is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Funds may be delayed or limited and there may be a decline in the value of the collateral during the period that the Funds seek to assert their rights. The underlying securities for all repurchase agreements are held in safekeeping at the Funds’ custodian or designated subcustodians under tri-party repurchase agreements.
     Pursuant to exemptive relief granted by the Securities and Exchange Commission and terms and conditions contained therein, the Funds, together with other registered investment companies having management agreements with GSAM, or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds’ credit exposure is allocated to the underlying repurchase counterparties on a pro-rata basis. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.
JOINT REPURCHASE AGREEMENT ACCOUNT II — At June 30, 2009, the Funds had undivided interests in the Joint Repurchase Agreement Account II, as follows:

Principal
Fund	Amount

Enhanced Income	$81,600,000

Government Income	40,700,000

Inflation Protected Securities	5,700,000

Short Duration Government	276,700,000

Ultra-Short Duration Government	32,300,000

REPURCHASE AGREEMENTS

	Principal	Interest	Maturity	Maturity
Counterparty	Amount	Rate	Date	Value

Banc of America Securities LLC	$1,500,000,000	0.02%	07/01/09	$1,500,000,833

Banc of America Securities LLC	2,000,000,000	0.10	07/01/09	2,000,005,556

Barclays Capital, Inc.	1,650,000,000	0.01	07/01/09	1,650,000,458

Barclays Capital, Inc.	1,650,000,000	0.10	07/01/09	1,650,004,583

Citigroup Global Markets, Inc.	2,500,000,000	0.10	07/01/09	2,500,006,945

Credit Suisse Securities (USA) LLC	2,000,000,000	0.02	07/01/09	2,000,001,111

Credit Suisse Securities (USA) LLC	1,950,000,000	0.11	07/01/09	1,950,005,958

Deutsche Bank Securities, Inc.	1,250,000,000	0.09	07/01/09	1,250,003,125

JPMorgan Securities	1,762,300,000	0.01	07/01/09	1,762,300,490

JPMorgan Securities	2,950,000,000	0.09	07/01/09	2,950,007,375

Merrill Lynch & Co., Inc.	1,000,000,000	0.07	07/01/09	1,000,001,944

Morgan Stanley & Co.	1,350,000,000	0.07	07/01/09	1,350,002,625

RBS Securities, Inc.	500,000,000	0.12	07/01/09	500,001,667

UBS Securities LLC	1,125,000,000	0.11	07/01/09	1,125,003,438

Wachovia Capital Markets	550,000,000	0.12	07/01/09	550,001,833

TOTAL				$23,737,347,941

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS
Schedule of Investments (continued)
June 30, 2009 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)
At June 30, 2009, the Joint Repurchase Agreement Account II was fully collateralized by Federal Farm Credit Bank, 3.875% to 5.770%, due 10/07/13 to 08/03/37; Federal Home Loan Bank, 5.250% to 7.125%, due 02/12/16 to 02/15/30; Federal Home Loan Mortgage Corp., 4.000% to 9.000%, due 05/01/10 to 07/01/39; Federal National Mortgage Association, 3.500% to 16.000%, due 07/01/09 to 06/01/49; Federal National Mortgage Association Interest-Only Stripped Security, 0.000%, due 05/15/20; Government National Mortgage Association, 3.500% to 7.000%, due 04/15/27 to 05/15/49; U.S. Treasury Bills, 0.000%, due 10/08/09; U.S. Treasury Inflation Protected Securities, 1.250% to 4.250%, due 01/15/10 to 04/15/29; U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 07/15/09 to 04/15/29, U.S. Treasury Notes, 0.875% to 7.250%, due 09/30/09 to 02/15/19 and U.S. Treasury Principal-Only Stripped Securities, 0.000%, due 08/15/09 to 04/15/29. The aggregate market value of the collateral, including accrued interest, was $24,304,574,925.
Treasury Inflation-Protected Securities — The Funds may invest in Treasury Inflation-Protected Securities (“TIPS”), including structured bonds in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The adjustments to principal due to inflation/deflation are reflected as increases/decreases to interest income with a corresponding adjustment to cost. Such adjustments may have a significant impact on the Funds’ distributions and may result in a return of capital to shareholders. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.
When-Issued Securities and Forward Commitments — The Funds may purchase when-issued securities, including TBA (To Be Announced) securities and enter into contracts to purchase or sell securities for a fixed price at a future date beyond the customary settlement period. When-issued securities are securities that have been authorized, but not yet issued in the market. A forward commitment involves the entering into a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although the Funds will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for their portfolios, the Funds may dispose of when-issued securities or forward commitments prior to settlement if GSAM deems it appropriate. When purchasing a security on a when-issued basis or entering into a forward commitment, the Funds must set aside liquid assets, or engage in other appropriate measures to cover their obligations under these contracts. The Funds may dispose of or renegotiate these contracts after they have been entered into and may sell these securities before they are delivered, which may result in a capital gain or loss.

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	August 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	August 28, 2009

By (Signature and Title)*	JOHN M. PERLOWSKI, TREASURER/PRINCIPAL FINANCIAL OFFICER

Date	August 28, 2009

* Print the name and title of each signing officer under his or her signature.